27342v4

As filed with the Securities and Exchange Commission on February 28, 2002.

                                                     File No. 33-24041
                                                     File No. 811-5646


                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
         Pre-Effective Amendment No.
         Post-Effective Amendment No.  18                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
         Amendment No.                      22

                        (Check appropriate box or boxes.)

                             NEW CENTURY PORTFOLIOS
                Exact name of Registrant as specified in Charter)


             20 William Street, Suite 330, Wellesley, MA 02481-4102
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (781) 239-0445

                         Ellen M. Bruno, Vice-President
                          Weston Financial Group, Inc.
                              Wellesley Office Park
                          20 William Street, Suite 330
                               Wellesley, MA 02481
                     (Name and Address of Agent for Service)

Please send copies of all communications to:

                           Steven M. Felsenstein, Esq.
                           c/o Greenberg Traurig, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103

Approximate date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):
         /X/      immediately  upon  filing  pursuant  to  paragraph  (b).
         /_/      on (date) pursuant to paragraph (b).
         /_/      60 days after filing pursuant to paragraph (a)(1).
         /_/      on (date) pursuant to paragraph (a)(1).
         /_/      75 days after filing pursuant to paragraph (a)(2).
         /_/      on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
  /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

33606v5

                               [MEW CENTURY LOGO]

                                   PROSPECTUS
                                February 28, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             NEW CENTURY PORTFOLIOS


                          Prospectus February 28, 2002


Each Portfolio has a specific investment objective. There is no assurance the objectives will be achieved.

NEW CENTURY CAPITAL PORTFOLIO. The investment objective of the Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The Capital Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

NEW CENTURY BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. The Balanced Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

NEW CENTURY AGGRESSIVE PORTFOLIO. The investment objective of the Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. The Aggressive Portfolio seeks to achieve the objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

NEW CENTURY INTERNATIONAL PORTFOLIO. The investment objective of the International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The International Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

33606v5

                                TABLE OF CONTENTS

   Your Guide to the Prospectus............................................ i

THE PORTFOLIOS
   An Introduction to Funds of Funds....................................... 1
   The Objectives, Principal Investments and Policies of the Portfolios
      New Century Capital Portfolio........................................ 1
      New Century Balanced Portfolio....................................... 1
      New Century Aggressive Portfolio..................................... 2
      New Century International Portfolio.................................. 2
   Additional Principal Investment Strategies of the Portfolios............ 4
   The Investment Selection Process Used by the Portfolios................. 5
   The Principal Risks of Investing in the Portfolios...................... 5
   Performance History..................................................... 8
   Expenses................................................................ 14
   Additional Information.................................................. 16
   Other Policies.......................................................... 18

WHO MANAGES THE PORTFOLIOS
   The Investment Advisor.................................................. 20
   The Portfolio Manager................................................... 20

HOW TO BUY AND SELL SHARES
   Pricing of Portfolio Shares............................................. 21
   Distribution Plans...................................................... 21
   Instructions For Opening and Adding to an Account....................... 22
   Telephone and Wire Transactions......................................... 23
   Additional Purchase Information......................................... 24
   Instructions For Selling Portfolio Shares............................... 25
   Additional Redemption Information....................................... 26
   How to Exchange Shares.................................................. 28
   Retirement Plan Services................................................ 29
   Automatic Services for Portfolio Investors.............................. 30
   Shareholder Communications.............................................. 30
   Dividends and Distributions............................................. 31
   Taxes................................................................... 31

FINANCIAL HIGHLIGHTS....................................................... 32

NEW CENTURY PORTFOLIOS..................................................... 37

WHERE TO GO FOR MORE INFORMATION
   Annual and Semi-Annual Reports.......................................... 38
   Statement of Additional Information..................................... 38

                          YOUR GUIDE TO THE PROSPECTUS

This Prospectus will help you decide whether investing in the New Century Portfolios is appropriate for you. The New Century Portfolios is a family of funds. There are presently four portfolios available for investment:

o    the New Century Capital Portfolio (the "Capital Portfolio"),

o    the New Century Balanced Portfolio (the "Balanced Portfolio"),

o    the New Century Aggressive Portfolio (the "Aggressive Portfolio"), and

o    the New Century International Portfolio (the "International Portfolio").

The investment advisor for each Portfolio is Weston Financial Group, Inc. (the "Advisor").

We divided the Prospectus into four sections to make it easy for you to find the information you need.

The first section, "The Portfolios," contains a discussion of the objectives, principal risks, performance history and fees of each Portfolio. In particular, this section sets forth four important facts about each Portfolio:

o    The investment goal of each Portfolio,

o    The principal investment policies of each Portfolio,

o    The investment selection process used by each Portfolio, and

o    The principal risks associated with each Portfolio.

The remaining sections of the Prospectus - Who Manages the Portfolios, How to Buy and Sell Shares and Financial Highlights - provide detailed information regarding the management of the Portfolios, the services and privileges available to the Portfolios' shareholders, how shares are priced, how to buy and sell shares, and financial information.

33606v5
                                THE PORTFOLIOS

                        An Introduction to Funds of Funds

New Century Portfolios (the "Trust") is a family of funds that invest in other investment companies. With one purchase, an investor can invest in an actively managed Portfolio of investment companies that are not limited to any one family of funds. Each Portfolio's objective, and its policy to concentrate primarily in shares of other registered investment companies, cannot be changed without approval by the shareholders of the Portfolio.

      The Objectives, Principal Investments and Policies of the Portfolios

New Century Capital Portfolio

Investment Objective. The investment objective of the Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.

Principal Investment Strategies. The New Century Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that concentrate in different segments of the equity markets. For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities.

New Century Balanced Portfolio

Investment Objective. The investment objective of the Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk.

Principal Investment Strategies. The New Century Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), in fixed income securities such as fixed rate debt, variable rate debt or high yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which we invest that are derived from interest), interest, and other income. The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that concentrate in different segments of the equity markets and investment companies that concentrate in different segments of the fixed income markets. For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities. The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high yield (including lower rated) and foreign fixed income securities.

The Balanced Portfolio will maintain not less than 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

New Century Aggressive Portfolio

Investment Objective. The investment objective of the Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk.

Principal Investment Strategies. The New Century Aggressive Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign) or other securities that are selected by those investment companies to achieve growth.

The Aggressive Portfolio will select for its portfolio investment companies that seek to achieve above-average growth through investment in equity securities of companies expected to appreciate as a result of growing or strong earnings or the growth or advancement of the company's business, products, etc. For example, the portion of the Aggressive Portfolio that is invested in equities may be invested in investment companies that emphasize capital appreciation, aggressive growth, growth, growth and income, equity income, small-capitalization, medium-capitalization and foreign equities. The Aggressive Portfolio may also invest in an investment company seeking appreciation by investment in a portfolio of debt securities, (including high-yield, lower rated debt securities).

New Century International Portfolio

Investment Objective. The investment objective of the International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.

Principal Investment Strategies. The New Century International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S., or which derive a significant portion of their business or profits outside the U.S. The International Portfolio will select investment companies that invest in companies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income. In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that concentrate in different segments of the foreign and domestic equity markets. For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and, equity income, small-capitalization and aggressive equities. The International Portfolio may also invest in investment companies that concentrate in different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio will invest, will in turn, invest no less than 65%, and may invest up to 100%, of their assets in international securities.

          Additional Principal Investment Strategies of the Portfolios

To achieve each Portfolio's objective of managing risk, the Advisor may invest a portion of each Portfolio's assets in those investment companies that use different versions of so-called defensive strategies to minimize risk. These defensive strategies may include the purchase of low volatility stocks, a combination of stocks and bonds or convertible bonds, money market funds, cash and cash equivalents, as well as high dividend paying stocks. For example, a fund may be chosen because it invests primarily in intermediate or short-term bonds, which are less volatile than funds emphasizing longer-term bonds.

In addition, each Portfolio may commit a portion of its assets to certain investment companies whose assets do not necessarily move in accordance with the United States stock market. These would include investment companies that invest in foreign stocks and bonds, real estate and other tangible assets, as well as investment companies that concentrate their assets in one segment of the equities market.

Investments in Investment Companies and the Investment Company Industry. Each Portfolio concentrates in investments in securities in registered investment companies and will attempt to identify investment companies that have demonstrated superior management, better investment results, and lower costs and expenses in the past. There can be no assurance that this result will be achieved. The Portfolios must also structure their investments in other investment company shares to comply with certain provisions of federal securities laws. Currently, the law limits the amount of the investment of New Century Portfolios' assets in any investment company to 3% of the total asset value of any such company. Some underlying funds may concentrate their investments in various industries, and may use options, futures, or options on futures in their investment programs. The Portfolios' diversification among investment companies would prevent the Portfolios from being concentrated in those industries, options, futures, or options on futures as a result of an investment in an underlying fund.

Investment decisions by the investment advisors of the underlying funds are made independently of the Portfolios and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Each Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, each Portfolio may consider other factors in the selection of investment companies. These other factors include, but are not limited to, the investment company's size, shareholder services, liquidity, investment objective and investment techniques, etc. Each Portfolio will be affected by the losses of its underlying investment companies, and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and has no control over the risks taken by such investment companies.

Leverage Through Borrowing. An underlying fund may borrow to increase its holdings of portfolio securities. The fund is required to maintain certain asset coverage levels more fully described in the Statement of Additional Information.

Portfolio Turnover. Each Portfolio presently estimates that its annualized portfolio turnover rate generally will not exceed 200%. High portfolio turnover might adversely affect a Portfolio's performance due to additional transaction costs (such as brokerage commissions or sales charges) and adverse tax effects.


             The Investment Selection Process Used by the Portfolios

The Advisor prescribes ranges for the level of investment that must be maintained within each asset category and from time to time may reset such ranges based upon a number of macro economic factors and the relative performance of each category. A category may be over- or under-weighted based upon its performance. The relative performance and weighting of each category is monitored continually and is adjusted periodically to maximize risk-adjusted performance. The Advisor will select those retail and institutional mutual funds within the appropriate category that exhibit superior performance, consistency of investment style, acceptable levels of risk, and management tenure. The Advisor manages the actual mutual funds that are held by the Portfolios by using continual screening and comparison programs to maximize return at an acceptable level of risk.

Trend Analysis. The Advisor will monitor and respond to changing economic and market conditions and then, if necessary, reposition the assets of each Portfolio. The Advisor uses a number of techniques to make investment decisions, one of which is trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators, such as the direction of interest rates, economic growth and various moving averages. The Advisor manages risk through diversification and asset allocation, and by monitoring activities of underlying funds in which each Portfolio invests.


               The Principal Risks of Investing in the Portfolios

Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels and political events are among the factors affecting the securities markets of the Portfolios' investments. There is a risk the Advisor will not respond accurately to the direction of these and other factors and, as a result, the Advisor's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Portfolios. You should consider your own investment goals, time horizon and risk tolerance before investing in the Portfolios. You should also consider the following factors before investing in the Portfolios.

Investment Companies. The Portfolios concentrate (invests more than 25% and up to 100% of the value of its assets) in the shares of registered open-end and closed-end investment companies. Thus, each Portfolio is affected by the performance of those companies. Investing in investment companies does not eliminate investment risk. Loss of money is a risk of investing in the Portfolios.

You should recognize that you may invest directly in mutual funds. By investing in mutual funds indirectly through the Portfolios, you will bear both your proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees) and similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses related to the distribution of a Portfolio's shares and you also may indirectly bear expenses paid by an underlying fund for the distribution of its shares. Each Portfolio has the right to invest in investment companies that charge a "sales load" and other sales charges. Each Portfolio will seek to minimize such charges, but they can reduce the Portfolio's investment results.

Industry Concentration. Each Portfolio may invest in investment companies that concentrate in a particular industry. These companies tend to have greater fluctuation in value than other investment companies.

Risks of Leveraging. Each Portfolio may invest in investment companies that borrow to invest, this is called leveraging. Since a fund must maintain asset coverage of 300%, an underlying fund that leverages could be required to sell investments at an inopportune time to satisfy this requirement. Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by that fund. The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed funds.

Fixed Income Investing

Credit Risk. The Portfolios could lose money if the issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.

Interest Rate Risk. The value of a Portfolio's investments in fixed income securities may fall when interest rates rise.

High-Yield Securities. High-yield, lower rated debt securities, also referred to as "junk bonds," are considered to be more speculative than higher quality securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns. The value of high-yield securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Market Capitalization. The Portfolios may invest in investment companies that concentrate in a particular size company issuing stock. Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, investors should expect underlying funds which invest primarily in small-capitalization and medium-capitalization stocks, such as the investment companies in which the Aggressive Portfolio may invest, to be more volatile than, and to fluctuate independently of, broad stock market indices such as the S&P 500(R) Index ("S&P 500").

Foreign Investing. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. Investments in emerging markets may involve even greater risks such as immature economic structures and lesser-developed and more thinly traded securities markets.

Each Portfolio may invest in international mutual funds that invest significantly in foreign securities. The International Portfolio will primarily invest in international mutual funds that invest significantly in foreign securities. Foreign securities pose certain risks not posed by domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries, and citizen's rights, which can have an adverse impact on investments. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates, and accounting standards. In addition, a fund may incur higher costs and expenses when making foreign investments, which could impact the fund's performance. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Foreign securities in which the underlying funds invest may be listed on foreign stock exchanges and may trade on weekends and other days when the underlying funds or the Portfolios do not price their shares. As a result, an underlying fund's net asset value ("NAV") may be significantly affected by trading on days when the Advisor does not have access to the underlying fund or the Portfolio and shareholders cannot purchase or redeem shares. Foreign securities may be denominated in foreign currencies. Therefore, the value of an underlying fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although underlying funds value their assets daily in U.S. dollars, they generally do not convert their holding of foreign currencies to U.S. dollars daily. Therefore, the underlying fund may be exposed to currency risks over an extended period of time.

Risk Factors Regarding Options, Futures and Options on Futures. Successful use by an underlying fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If a fund's investment manager is not successful in employing such instruments in managing a fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce the return. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received.

Certain derivative positions may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on a fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

                               Performance History

Performance information is presented below for each of the Portfolios. The bar charts and tables below show how each Portfolio has performed in the past and give some indication of the risk of investing in such Portfolios. Both assume that all dividends and distributions are reinvested in the applicable Portfolio. The bar chart shows how the performance of each Portfolio has varied from year to year. The accompanying tables compare each Portfolio's performance to that of a broad-based securities index. After-tax returns are shown as well. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their New Century Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Keep in mind that past performance may not indicate how well a New Century Portfolio will perform in the future.

               Year-By-Year Total Returns As Of December 31, 2001

New Century Capital Portfolio


[Bar Chart Goes Here]

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
0.55%   13.82%  0.06%   28.10%  14.54%  26.06%  20.09%  34.72%  -12.52% -13.36%

[End Bar Chart]


During the periods shown in the bar chart, the highest return for a calendar quarter was 26.67% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -17.46% (quarter ended September 30, 2001).


              Average Annual Total Returns as of December 31, 2001

                                        1 Year          5 Years         10 Years

New Century Capital Portfolio
     Before Taxes                       -13.36%         9.10%           10.01%

New Century Capital Portfolio
     After Taxes on Distributions       -13.36%         6.17%           7.09%

New Century Capital Portfolio
     After Taxes on Distributions and
     Sale of Portfolio Shares           -8.14%          6.53%           7.11%

S&P 500 Composite Index* (1)            -11.88%         10.70%          12.93%

(1) The S&P 500 Composite Index is a widely recognized, unmanaged index of stock performance.

* The returns for the Index reflect no deduction for fees, expenses or taxes. The SEC requires such deduction for fees, expenses and taxes to be reflected in the New Century Capital Portfolio's performance.

New Century Balanced Portfolio

[Bar Chart Goes Here]

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
2.82%   15.52%  -2.41%  22.86%  12.22%  18.57%  13.48%  18.34%  -4.70%  -4.41%

[End Bar Chart]


During the periods shown in the bar chart, the highest return for a calendar quarter was 15.44% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -8.66% (quarter ended September 30, 2001).


              Average Annual Total Returns as of December 31, 2001

                                        1 Year          5 Years         10 Years

New Century Balanced Portfolio
     Before Taxes                       -4.41%          7.72%           8.77%
New Century Balanced Portfolio
     After Taxes on Distributions       -4.77%          4.90%           5.97%
New Century Balanced Portfolio After
     Taxes on Distributions and Sale of
     Portfolio Shares                   -2.69%          5.23%           5.99%

S&P 500 Composite Index* (1)            -11.88%         10.70%          12.93%

Lehman
Brothers
Government/Corporate Bond Index* (2)    8.51%           7.36%           7.27%

Blended Index* (3)                      -3.72%          9.36%           10.67%

-------------------

(1) The S&P 500 Composite Index is a widely recognized, unmanaged index of stock performance.

(2) The Lehman Government/Corporate Bond Index is an unmanaged index of intermediate and long-term government securities and investment grade corporate debt securities.

(3) The Blended Index is a unmanaged, hybrid index comprised of 60% of the S&P 500 Composite Index and 40% of the Lehman Government/Corporate Bond Index.

* The returns for the Indices reflect no deduction for fees, expenses or taxes. The SEC requires such deduction for fees, expenses and taxes to be reflected in the New Century Balanced Portfolio's performance.


New Century Aggressive Portfolio


[Bar Chart Goes Here]

          2001
          ----
         -14.82%

[End Bar Chart]

During the period shown in the bar chart, the highest return for a calendar quarter was 13.61% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -20.86% (quarter ended September 30, 2001).

             Average Annual Total Returns as of December 31, 2001

                                                                        Since Inception on
                                                         1 Year         November 1, 2000
                                                         ------         ----------------

New Century Aggressive Portfolio Before Taxes           -14.82%         -18.06%

New Century Aggressive Portfolio After Taxes on
     Distributions                                      -14.82%         -18.06%

New Century Aggressive Portfolio After Taxes on
     Distributions and Sale of Portfolio Shares
                                                        -9.03%          -14.40%

S&P 500 Composite Index* (1)                            -11.88%         -16.47%

NASDAQ Composite Index* (2)                             -21.05%         -35.56%
-------------------

(1) The S&P 500 Composite Index is a widely recognized, unmanaged index of stock performance.

(2) The NASDAQ Composite Index is an unmanaged index of all NASDAQ domestic and international based common stocks listed on the NASDAQ Stock Market.

* The returns for the Indices reflect no deduction for fees, expenses or taxes. The SEC requires such deduction for fees, expenses and taxes to be reflected in the New Century Aggressive Portfolio's performance.



New Century International Portfolio

                              Annual Total Returns


[Bar Chart Goes Here]

          2001
          ----
         -18.29%

[End Bar Chart]

During the period shown in the bar chart, the highest return for a calendar quarter was 8.72% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -15.85% (quarter ended September 30, 2001).

              Average Annual Total Returns as of December 31, 2001

                                                                        Since Inception on
                                                        1 Year          November 1, 2000
                                                        ------          ----------------

New Century International Portfolio                     -18.29%         -19.26%
     Before Taxes

New Century International Portfolio After
     Taxes on Distributions                             -18.35%         -19.31%

New Century International Portfolio After
     Taxes on Distributions and Sale of
     Portfolio Shares                                   -11.14%         -15.38%

S&P 500 Composite Index* (1)                            -11.88%         -16.47%

MSCI EAFE Index* (2)                                    -21.44%         -21.60%


---------------------

(1) The S&P 500 Composite Index is a widely recognized, unmanaged index of stock performance.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

* The returns for the Indices reflect no deduction for fees, expenses or taxes. The SEC requires such deduction for fees, expenses and taxes to be reflected in the New Century International Portfolio's performance.



                                    Expenses

As an investor, you pay certain fees and expenses in connection with the Portfolios, which are described in the table below. There are no sales loads or exchange fees associated with an investment in the Portfolios. Portfolio operating expenses are paid out of the assets of each Portfolio, so their effect is included in each Portfolio's share price.

           Shareholder Fees (fees paid directly from your investment)

                                              Capital          Balanced        Aggressive      International
                                              Portfolio        Portfolio       Portfolio       Portfolio

Maximum Sales Charge (Load)
Imposed on Purchases                          None             None            None            None

Maximum Deferred Sales Charge (Load)          None             None            None            None

Redemption Fee                                None             None            None            None

Wire Redemption Fee                           $9.00            $9.00           $9.00           $9.00

Exchange Fee                                  None             None            None            None




Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Capital        Balanced       Aggressive     International
                                            Portfolio      Portfolio      Portfolio      Portfolio
Management Fee (a)                          0.94 %         1.00 %         1.00 %         1.00 %
Distribution 12b-1 Fees                     0.16 %         0.24 %         0.23 %         0.25 %
Other Expenses (b)                          0.19 %         0.25 %         4.67 %         9.56 %
                                            ======         =======        ======         ======

Total Portfolio Operating Expenses          1.29 %         1.49 %         5.90 %         10.81 %
Fee Waivers                                    -              -           4.40 %         9.31 %
                                            ------         ------         ------         ------
Net Expenses                                1.29 %         1.49 %         1.50 %(c)      1.50 %(c)
                                            ======         =======        ======         ======


(a) For its services, the Advisor receives a Management Fee, computed daily and payable monthly, at the annualized rate of 1% of each Portfolio's average daily net assets for the first $100 million in assets and 0.75% of the assets exceeding that amount.

(b) These expenses include custodian, transfer agency and administration fees and other customary Portfolio expenses.

(c) The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of the Aggressive Portfolio's average net assets and to an annual rate of 1.50% of the International Portfolio's average net assets, in each case until October 31, 2002. This fee waiver may be terminated at any time after October 31, 2002. The Advisor is entitled to reimbursement from a Portfolio of any fees waived pursuant to these arrangements if such reimbursement does not cause the Portfolio to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Advisor incurred the expense.

Example. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example is based on the Net Expenses described in the table.

This example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   One Year     Three Years     Five Years   Ten Years

Capital Portfolio                  $129         $402            $695         $1,528
Balanced Portfolio                 $149         $463            $799         $1,749
Aggressive Portfolio               $150         $466            $804         $1,760
International Portfolio            $150         $466            $804         $1,760


The example shown above reflects the cap imposed by the expense limitation agreement applicable to the Aggressive Portfolio and International Portfolio. Should the Advisor not continue these expense limitation agreements for the periods indicated below, your costs would be:

                           One Year   Three Years     Five Years      Ten Years

Aggressive Portfolio       $150       $1,363          $2,551          $5,431

International Portfolio    $150       $2,262          $4,134          $7,940


Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Portfolios. Actual expenses may be higher or lower than those reflected above.

                             Additional Information

Investments In Investment Companies and The Investment Company Industry. The Portfolios, by investing in shares of investment companies, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Portfolio. Thus, the Portfolios' investors will indirectly pay higher total operating expenses and other costs than they would pay by owning the underlying investment companies directly. The Portfolios attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Investing in investment companies does not eliminate investment risk. When the Advisor has identified a significant upward trend in a particular market sector, each Portfolio retains the right to invest, within the ranges established for each of the Portfolios, in investment companies that concentrate in that particular market sector. Such investment companies may have greater fluctuations in value when compared to other categories of investment companies that are not concentrated in the particular market sector selected by the Advisor.

The Portfolios must also structure their investments in other investment company shares to comply with certain provisions of federal securities laws, as more fully described in our Statement of Additional Information.

Underlying Funds. Each New Century Portfolio is diversified among various asset categories, as follows:

                        Capital         Balanced        Aggressive      International
                        Portfolio       Portfolio       Portfolio       Portfolio

EQUITY:

Growth                  X               X               X               X

Growth and Income       X               X               X               X

Small Company           X               X               X               X

Mid-Cap                 X               X               X               X

Aggressive              X                               X               X

Domestic Hybrid         X               X

Foreign Equity          X               X               X               X

Specialty Real Estate   X                               X               X


FIXED INCOME:

Government Treasury
  Bonds                 X              X

General Corporate
  Bonds                                X

High Yield Bonds                       X

Worldwide Bonds                        X                                X


The underlying funds in which the Portfolios invest reflect a broad spectrum of investment opportunities including equities, fixed income, domestic, foreign and emerging markets. The funds may invest in various obligations and employ various investment techniques. The following describes some of the most common of such obligations and techniques.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because investments within a single industry would be affected by developments within that industry, a fund that concentrates in an industry is subject to greater risk than a fund that invests in a broader range of industries. Also, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Foreign Securities. An underlying fund may invest its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. All of these risks are heightened for investments in emerging markets.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Although such contracts tend to minimize the risk of loss due to a change in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency change favorably during the contract period.

                                 Other Policies

Illiquid And Restricted Securities. An underlying fund may invest up to 15% of its net assets in illiquid securities for which there is no readily available market. Illiquid securities may include restricted securities the disposition of which would be subject to legal restrictions. During the time it takes to dispose of illiquid securities, the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline.

Repurchase Agreements. Like the Portfolios, underlying funds, particularly money market mutual funds, may enter into repurchase agreements. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delays or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Loans Of Portfolio Securities. An underlying fund may lend its portfolio securities equal in value up to one-third of its total assets. The loan is secured continuously; however, loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund may be required to pay a premium, dividend or interest.

Money Market Securities. Each Portfolio may invest limited amounts of uninvested cash, generally aggregating less than 5% of assets, in money market securities. Money market securities include marketable securities issued or guaranteed as to principal and interest by the government of the United States or by its agencies or instrumentalities and repurchase agreements (secured by United States Treasury or agency obligations).

The cash will be invested in high quality money market instruments while seeking maximum current income and maintaining preservation of capital. These instruments are considered safe because of their short-term maturities, liquidity and high quality ratings.

Under a repurchase agreement, a Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and of the Portfolio to resell such instrument at a fixed price. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While management of the Portfolio acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

A Portfolio will select money market securities for investment when such securities offer a current market rate of return that the Advisor considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Advisor and described in the Statement of Additional Information.

Investments in Individual Securities. While it is not currently the intention of the Portfolios, each Portfolio retains the right, when the Advisor deems appropriate, to invest in individual securities. The Advisor will not invest in individual securities without prior approval by the Board of Trustees. While it is not currently the intent of the Portfolios, each Portfolio also retains the right, when the Advisor deems appropriate, to invest in investment grade fixed income securities.

                           WHO MANAGES THE PORTFOLIOS

                             The Investment Advisor

Weston Financial Group, Inc. (the "Advisor"), located at 20 William Street, Suite 330, Wellesley, MA 02481-4102, serves as the investment advisor to each Portfolio under separate investment advisory agreements (the "Advisory Agreements"). The Advisory Agreements provide that the Advisor will furnish continuous investment advisory and management services to the Portfolios. The Advisor was organized in 1981 as a registered investment advisor. In addition to the Portfolios, the Advisor provides investment management services to individuals and as of December 31, 2001, had approximately $1 billion under management.

The Advisor manages the investments of the Portfolios, subject to policies adopted by the Trust's Board of Trustees. The Advisor pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors or employees of the Advisor. The Trust pays the salaries and fees of all other trustees of the Trust. For its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of each Portfolio's average daily net assets for the first $100 million in assets and 0.75% of the assets exceeding that amount. During the fiscal year ended October 31, 2001, the Capital Portfolio, Balanced Portfolio, Aggressive Portfolio and International Portfolio paid the Advisor fees at the rate of 0.94%, 1.00%, 1.00% and 1.00%, respectively, of each Portfolio's average daily net assets.

The Advisor also serves as the Portfolios' administrator under an agreement with each Portfolio (the "Administration Agreements"). The Administration Agreements provide that the Advisor will furnish the Portfolios with office space, and with any ordinary clerical and bookkeeping services not furnished by the custodian, transfer agent or distributor. The Board of Trustees approved the Administration Agreements. As compensation for its services as an administrator, the Advisor receives an amount equal to the salaries and expenses of the personnel who perform the administrative duties.


                              The Portfolio Manager

The Advisor  analyzes  investment  trends and  strategies for the Portfolios and continuously reviews and administers each Portfolio's investment program, subject to the objectives specified in the Prospectus and supplemental guidelines approved by the Board of Trustees.

Wayne M. Grzecki, who has 29 years of investment experience, is the President of the Trust and the Portfolio Manager of each of the Portfolios. Mr. Grzecki is a Principal of Weston Financial Group, Inc. and has been a Senior Financial Counselor with the Advisor since 1986. He has managed the Capital Portfolio and Balanced Portfolio since 1995, and the Aggressive Portfolio and International Portfolio since their inception.

Mr. Grzecki meets periodically with the Investment Committee of the Advisor and discusses the investment management of the Portfolios. The members of the Investment Committee include Douglas A. Biggar and Ronald A. Sugameli. Mr. Biggar, a Principal of the Advisor and Trustee of the Trust, served as the portfolio manager of the Capital Portfolio and Balanced Portfolio from their inception to 1994. Mr. Sugameli, a Vice President of the Trust, has served in various management positions with the Advisor since 1984, advising individuals concerning financial planning and investment advice.


                           HOW TO BUY AND SELL SHARES

                           Pricing of Portfolio Shares

The price you pay for a share of a Portfolio, and the price you receive upon selling or redeeming a share of a Portfolio, is called the Portfolio's net asset value (the "NAV"). The NAV is calculated by taking the total value of a Portfolio's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. Your order will be priced at the next NAV calculated after the Portfolios' transfer agent, Ultimus Fund Solutions, LLC ("Ultimus," or the "Transfer Agent"), receives your order. Each Portfolio's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. The Portfolios may use pricing services to determine market value.

                               Distribution Plans

 Each Portfolio has adopted a Rule 12b-1 plan, which allows a Portfolio to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of a Portfolio's average net assets. As these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



                Instructions For Opening and Adding to an Account

To Open An Account                                     To Add To An Account
By Mail:                                               By Mail:

Complete and sign the Account Application or an IRA    Complete the investment
Application.                                           slip that is included on
                                                       your account statement,
                                                       and write your account
                                                       number on your check. If
                                                       you no longer have  your
                                                       investment slip, please
                                                       reference your name,
                                                       account number and
                                                       address on your check.

o    Make your check payable to the New Century Portfolios.

o For IRA accounts, please specify the year for which the contribution is made.

To Open An Account                               To Add To An Account

Mail Your Application And Check To:              Mail The Slip And The Check To:
New Century Portfolios                           New Century Portfolios
20 William Street, Suite 330                     20 William Street, Suite 330
Wellesley, MA  02481-4102                        Wellesley, MA  02481-4102

By Overnight Courier, Send To:                   By Overnight Courier, Send To:

New Century Portfolios                           New Century Portfolios
20 William Street, Suite 330                     20 William Street, Suite 330
Wellesley, MA  02481-4102                        Wellesley, MA  02481-4102



By Telephone:                      By Telephone:

Telephone transactions may not     You automatically are granted telephone
be used for initial purchases.     transaction privileges unless you decline
                                   them on your Account Application or by
                                   calling (888) 639-0102. You  may call (888)
                                   639-0102 to purchase shares in an existing account. Shares purchased by telephone will be purchased at the NAV next determined after the Transfer Agent receives your funds and all required information, including a completed application, is provided.

To Open An Account                       To Add To An Account
By Wire:                                 By Wire:

Call (888) 639-0102 for instructions     Send your investment to U.S. Bank, N.A.
and to obtain anaccount number prior     by following the
to wiring the Portfolios.                instructions listed in the column to
                                         the left.

o    U.S. Bank, N.A.

o    ABA # 04-20000-13

o    Attention: New Century Portfolios

o    Credit Account # 19945-6633

o For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Portfolio to be purchased.


                         Telephone And Wire Transactions

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. It takes 15 calendar days after receipt by the Portfolios of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. You automatically are granted telephone transaction privileges unless you decline them on your Account Application or by calling (888) 639-0102. With respect to purchases made by telephone, the Portfolios and their agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, the Portfolios or their agents will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone transactions.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed Account Application and issued an account number to you. The account number must be included in the wiring instructions set forth above.

The Transfer Agent must receive your Account Application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Portfolios receive a properly completed and executed Account Application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions.

Exchange Privilege. As a convenience, the Portfolios' shareholders may exchange all or part of their investment in the Portfolios for the New Century Money Market Portfolio, a money market fund advised by Scudder Kemper Investments, Inc. (And not by the Advisor) that invests in a diversified portfolio of high quality money market instruments. THIS PROSPECTUS DOES NOT OFFER THE SHARES OF THE NEW CENTURY MONEY MARKET PORTFOLIO.

                         Additional Purchase Information

The Portfolios may hold redemption proceeds until the proceeds used to purchase shares have been collected (e.g. your check has cleared, or your ACH payments have been received), but in no event for more than 10 calendar days.

If you fail to provide and certify to the accuracy of your Social Security Number or Taxpayer Identification Number, the Portfolios will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds.

Please note that the Portfolios are offered and sold only to persons residing in the United States or Puerto Rico. Applications will only be accepted if they contain a U.S. or Puerto Rico address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Portfolios in any jurisdiction where it would be unlawful under the securities laws of that jurisdiction.

All purchases must be made in U.S. Dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A fee may be charged against your account for any payment check returned to the Transfer Agent or for any incomplete ACH or other electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. You will also be responsible for any losses suffered by the Portfolios as a result. The Portfolios reserve the right to reject any purchase order for Portfolio shares.

Automatic Investment Program. Call us to set up an automatic investment program. Under the program you can have money transferred automatically from your checking account to a Portfolio each month to buy additional shares. The market value of the Portfolio's shares may fluctuate and a systematic investment program such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Transfer Agent or Weston Securities Corporation (the "Distributor"), the Portfolios' distributor, by mail or phone.

Purchase Restrictions.  Each Portfolio reserves the right in its sole discretion
(i) to waive or lower investment minimums, (ii) to accept initial purchases by telephone or mailgram, and (iii) to refuse any purchase or exchange order, including purchase orders from any investor who engages in excessive purchases and redemptions in their account.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of a Portfolio.

                    Instructions For Selling Portfolio Shares

To Sell Shares

By Mail.  Write a letter of instruction that includes:

o    the name(s) and signature(s) of all account owners

o    your account number

o    the Portfolio name

o    the dollar or share amount you want to sell

o    how and where to send the proceeds

o    if redeeming from your IRA, please note applicable withholding requirements


Obtain a medallion signature guarantee or other documentation, if required.

Mail Your Request To:                   By Overnight Courier, Send To:

New Century Portfolios                  New Century Portfolios
20 William Street, Suite 330            20 William Street, Suite 330
Wellesley, MA  02481-4102               Wellesley, MA  02481-4102

By Telephone. You automatically are granted telephone transaction privileges unless you decline them on your Account Application or by calling (888) 639-0102. You may redeem Portfolio shares by calling (888) 639-0102. Redemption proceeds will be mailed directly to you or electronically transferred to your predesignated bank account.

Unless you decline telephone privileges on your Account Application, as long as the Portfolios take reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

Systematic Withdrawal Plan. Call us to request a Systematic Withdrawal Plan. It may be set up over the phone or by letter of instruction. Our systematic withdrawal program allows you to sell your shares and receive regular payments from your account on a monthly, quarterly or annual basis. We may refuse to establish a systematic withdrawal program for an account under $10,000 or a withdrawal payment under $50. When you sell your shares under a systematic withdrawal program, it is a taxable transaction.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll free in the U.S.: (888) 639-0102.

As explained under "How to Exchange Shares," shareholders in the Portfolios may exchange all or part of their investment for shares of the New Century Money Market Portfolio. To redeem shares from the New Century Money Market Portfolio, follow the same procedures that apply to redeeming shares of the Portfolios. If you have any questions about redeeming shares of the New Century Money Market Portfolio, please call (888) 639-0102. Please note that when redeeming less than all your shares of the New Century Money Market Portfolio, your proceeds will exclude accrued and unpaid income from the New Century Money Market Portfolio through the date of the redemption. When redeeming your entire balance from the New Century Money Market Portfolio, accrued income will automatically be paid to you when the income is collected and paid from the New Century Money Market Portfolio, at the end of the month.

                        Additional Redemption Information

Payment Of Redemption Proceeds. You may sell shares at any time. Your shares will be sold at the next NAV per share calculated after the Transfer Agent receives your order. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. Payment of the redemption proceeds for shares of the Portfolios where you request wire payment will normally be made in federal funds on the next business day.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days. This procedure is intended to protect the Portfolios and their shareholders from loss.

The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Account Application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. Your instructions should include:

o the name, address, and telephone number of the bank where you want the proceeds sent

o    the Federal Reserve ABA Routing number.

o    your bank account number

The Transfer Agent currently charges a $ 9.00 fee for each payment by wire of redemption proceeds, which will be deducted from your redemption proceeds.

If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic service currently in effect for the account will be terminated unless you indicate otherwise in writing.

Medallion Signature Guarantees. A medallion signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address than that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to a bank other than your bank of record; and (v) if a change of address request has been received by the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $50,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the Portfolios from fraud. When a Portfolio requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Guarantee (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Notaries Public cannot provide signature guarantees.

Corporate, Trust And Other Accounts. Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Portfolios at (888) 639-0102 before making the redemption request to determine what additional documents are required.

Transfer Of Ownership. In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Portfolios at
(888) 639-0102 before making your request to determine what additional documents are required.

Redemption Initiated By The Portfolios. If your account balance falls below $500, your Portfolio may ask you to increase your balance. If your account balance is still below $500 after 30 days, the Portfolio may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Portfolios will not apply if the value of your account drops below $500 because of market performance.

Suspension of Redemption Rights. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when:

o trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, o such Exchange is closed for other than weekends and holidays,

o the Securities and Exchange Commission has by order permitted such suspension, or

o an emergency, as defined by rules of the Commission, exists during which time the sale of portfolio securities or valuation of securities held by the Portfolio are not reasonably practicable.

Redemptions In-Kind. The Portfolios have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Portfolio makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. You could be required to comply with normal procedures to redeem shares of an underlying fund and could experience normal processing delays. In-kind redemptions will be made when the Board determines that it would be detrimental to a Portfolio to make payment in cash.

                             How To Exchange Shares

You may exchange all or a portion of your investment from one New Century Portfolio to another. You may exchange shares by mail or by telephone. You automatically are granted telephone transaction privileges unless you decline them on your Account Application or by calling (888) 639-0102.

Any new account established through an exchange will have the same privileges as your original account and will also be subject to the minimum investment requirements described above. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

In addition to your ability to exchange all or a portion of your investment between the New Century Portfolios, you may also exchange Portfolio shares for shares of the New Century Money Market Portfolio. Once you have opened a New Century Money Market Portfolio account, you may send a written exchange request to New Century Portfolios or, if you have established telephone exchange privileges, call (888) 639-0102. Please read that Prospectus before making an exchange into the New Century Money Market Portfolio. This exchange privilege is offered as a convenience to the Portfolios' shareholders. Please note that when exchanging from a Portfolio to the New Century Money Market Portfolio, you will begin accruing income from the New Century Money Market Portfolio the day following the exchange. When exchanging less than all of the balance from the New Century Money Market Portfolio to your Portfolio, your exchange proceeds will exclude accrued and unpaid income from the New Century Money Market Portfolio through the date of the exchange. When exchanging your entire balance from the New Century Money Market Portfolio, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the New Century Money Market Portfolio, at the end of the month.

More Information About The Exchange Privilege. The Portfolios are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Portfolio's performance and shareholders. Therefore, the Portfolios may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). This policy does not apply to investors who have elected to participate in the Automatic Exchange Program.

The Portfolios may change or temporarily suspend the exchange privilege during unusual market conditions.

About The New Century Money Market Portfolio. Please be sure to read the New Century Money Market Portfolio Prospectus before investing in that portfolio.

The New Century Money Market Portfolio seeks maximum current income consistent with stability of capital by investing in U. S. dollar-denominated money market instruments that mature in 12 months or less.

The New Century Money Market Portfolio is managed by Scudder Kemper Investments, Inc. and not by the Advisor. Kemper Distributors Inc. is the distributor of the New Century Money Market Portfolio's shares.

                            Retirement Plan Services

The Portfolios offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on establishing retirement accounts and for a complete list of retirement accounts offered, please call (888) 639-0102. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The retirement plans currently available to shareholders of the Portfolios include:

Traditional IRA And IRA Rollovers: an individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are generally taxable as income.

Spousal IRA: an IRA funded by a working spouse in the name of a non-earning spouse.

SEP-IRA: an individual retirement account funded by employer contributions. Your assets grow tax-free and distributions are generally taxable as income.

Roth IRA: an IRA with non-deductible contributions, tax-free growth of asset and tax-free distributions for qualified distributions.

403(b): an arrangement that allows employees of charitable or educational organizations to make voluntary salary reduction contributions to a tax deferred account.

                   Automatic Services for Portfolio Investors

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and an amount, subject to certain restrictions. You can set up most of these services with your Account Application or by calling (888) 639-0102.

For Investing:

Automatic Investment Program. For making automatic investments from a designated bank account.

Dividend Reinvestment

If the investor does not specify an election,  all income  dividends and capital
gains   distributions   automatically  will  be  reinvested  in  shares  of  the
Portfolios.

For Investing And For Selling Shares:

Automatic Exchange Program. For making regular exchanges from your Portfolio into another New Century Portfolio or between a New Century Portfolio and the New Century Money Market Portfolio.

                           Shareholder Communications

Account Statements. Every quarter, New Century investors automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmation. Confirmation Statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings. Financial reports will be sent at least semi-annually. Annual reports will include audited financial statements.

                           Dividends and Distributions

Frequency. The New Century Capital, Aggressive and International Portfolios intend to declare and pay annual dividends to its shareholders. The New Century Balanced Portfolio intends to declare and pay semi-annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. Each Portfolio will distribute net realized capital gains, if any, at least once each year. You may elect to reinvest income dividends and capital gain distributions in shares of the Portfolios or receive these distributions in cash. Dividends and any distributions from the Portfolios are automatically reinvested in the Portfolios at NAV, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

If you are interested in changing your election, you may call the Distributor at
(888) 639-0102 or send written notification to New Century Portfolios, 20 William Street, Suite 330, Wellesley, MA 02481-4102.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. The Portfolios do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

                                      Taxes

Portfolio dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by a Portfolio out of net ordinary income and distributions of net short-term capital gains are taxable to the Portfolio's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by a Portfolio of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Portfolio.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount, if any, of reinvested distributions, the amount received from the sale, exchange or redemption, and how long the shares were held.

A dividend or capital gains distribution declared by a Portfolio in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Portfolio, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Portfolio for the preceding year. Distributions by the Portfolios generally will be subject to state and local taxes.

Additional tax information may be found in the Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Portfolios.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance and other financial information for the past five years (or the period since a particular Portfolio commenced investment operations). Certain information reflects financial results for a single Portfolio share. "Total Return" shows how much an investor in each Portfolio would have earned or lost on an investment in a Portfolio assuming reinvestment of all dividends and distributions. The information for the past five years (or the period since a particular Portfolio commenced investment operations) has been audited by Briggs Bunting & Dougherty LLP, the Trust's independent accountants, whose report, along with each Portfolio's financial statements, are included in the Trust's Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information, which is available free of charge upon request.



                          NEW CENTURY CAPITAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                  (For a Share Outstanding Through Each Year)

                                                                         Years Ended October 31,

                                                  2001          2000        1999        1998          1997
                                                  ----          ----        ----        ----          ----

PER SHARE  OPERATING  PERFORMANCE
 Net asset value, beginning of year               $18.07        $16.71      $14.30      $14.67        $13.51
                                                  ------        ------      ------      ------        ------

Income (loss)from investment operations           (0.10)        (0.14)       (0.14)      (0.09)        (0.10)
   Net investment loss
   Net gain on securities                         (4.62)         2.67         4.08        1.18          3.29
    (both realized and unrealized)
                                                  ------        ------      ------      ------        ------
   Total from investment operations               (4.72)         2.53         3.94        1.09          3.19
                                                  ------        ------      ------      ------        ------

   Less distributions
   Distributions from capital gains               (1.38)        (1.17)       (1.53)      (1.46)        (2.03)
                                                 ------        ------      -------      ------        ------
     Net asset value, end of year                $11.97        $18.07       $16.71      $14.30        $14.67
                                                 =======       =======      ======      =======       ======

TOTAL RETURN                                     (27.77)%       14.92%       28.94%       7.97%       27.22%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in thousands)          $109,873      $156,668     $120,583     $90,164      $78,391

 Ratio of expenses to average net assets         1.29%         1.27%        1.39%        1.44%        1.43%

 Ratio of net investment loss to average
   net assets                                   (0.72)%       (0.80)%      (0.91)%       (0.67)%      (0.76)%

 Portfolio turnover                             70%           51%          64%           102%           93%



                         NEW CENTURY BALANCED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                  (For a Share Outstanding Through Each Year)

                                                                 Years Ended October 31,

                                                   2001          2000         1999         1998          1997
                                                   ----          ----         ----         ----          ----

PER SHARE  OPERATING  PERFORMANCE
 Net asset value, beginning of year                $13.64        $13.42       $12.83       $13.23        $12.21
                                                   ------        ------       ------       ------        ------

 Income from investment operations
   Net investment income (loss)                      0.23          0.22         0.20         0.21          0.21
   Net gain (loss on securities
   (both realized and unrealized)                   (1.71)         1.17         1.68         0.66          2.01
                                                   ------        ------       ------       ------        ------
 Total from investment operations                   (1.48)         1.39         1.88         0.87          2.22
                                                   ------        ------       ------       ------        ------


     Less distributions
         Dividends   from   net   investment       (0.23)         (0.22)       (0.20)       (0.21)        (0.21)
         income                                    (0.58)         (0.95)       (1.09)       (1.06)        (0.99)
                                                   ------        ------       ------       ------        ------
     Distributions from capital gains

     Total distributions                           (0.81)         (1.17)       (1.29)       (1.27)        (1.20)
                                                   ------        ------       ------       ------        ------

     Net asset value, end of year                 $11.35         $13.64       $13.42       $12.83         $13.23
                                                  =======        =======      =======      ======         ======

TOTAL RETURN                                      (11.21)%        10.26%       15.26%        6.97%        19.64%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)         $71,251        $79,553      $65,721      $56,190        $48,893

  Ratio of expenses to average net assets           1.49%         1.40%         1.46%       1.46%         1.41%

  Ratio of net investment income to
    average net assets                              1.87%         1.51%        1.45%        1.51%         1.58%

  Portfolio turnover                                  69%           43%          60%          59%           80%


                        NEW CENTURY AGGRESSIVE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                   (For a Share Outstanding Through the Year)

                                                           Year Ended
                                                           October 31, 2001*

PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year                        $10.00
                                                           ------

 Income (loss) from investment operations
   Net investment income (loss)                             (0.07)
   Net gain (loss) on securities (both realized
         and unrealized                                     (2.56)
                                                           ------

 Total from investment operations                           (2.63)
                                                           ------
 Net asset value, end of year                               $7.37
                                                           ======

TOTAL RETURN                                               (26.30)%

Ratios/supplemental data
  Net assets, end of year (in thousands)                   $1,846

  Ratio of expenses to average net assets
     Before expense reimbursement and waived fees          5.90%
     After expense reimbursement and waived fees           1.50%

  Ratio of net investment loss to average net assets
     Before expense reimbursement and waived fees         (5.35)%
     After expense reimbursement and waived fees          (0.95)%

  Portfolio turnover                                      86%


* The New Century Aggressive Portfolio commenced investment operations on November 1, 2000.

                       NEW CENTURY INTERNATIONAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                   (For a Share Outstanding Through the Year)

                                                              Year Ended
                                                              October 31, 2001*

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year                          $10.00
                                                              ------

  Income (loss) from investment operations
     Net investment income (loss)                             (0.04)
     Net gain (loss) on securities (both realized
        and unrealized                                        (2.55)
                                                              ------

  Total from investment operations                            (2.59)
                                                              ------

  Net asset value, end of year                                $7.41
                                                              =====

 TOTAL RETURN                                                 (25.90)%

Ratios/supplemental data
  Net assets, end of year (in thousands)                      $731

  Ratio of expenses to average net assets
     Before expense reimbursement and waived fees             10.81%
     After expense reimbursement and waived fees              1.50%

  Ratio of net investment loss to average net assets
     Before expense reimbursement and waived fees             (9.81)%
     After expense reimbursement and waived fees              (0.50)%

  Portfolio turnover                                          83%


* The New Century International Portfolio commenced investment operations on November 1, 2000.

                             NEW CENTURY PORTFOLIOS

New Century Balanced Portfolio

New Century Capital Portfolio

New Century Aggressive Portfolio

New Century International Portfolio


INVESTMENT ADVISOR AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT ACCOUNTANTS
Briggs Bunting and Dougherty, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, OH

                        WHERE TO GO FOR MORE INFORMATION

You will find more information about the Portfolios in the following Documents:

                         Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings in each Portfolio, describe Portfolio performance, include financial statements for the Portfolios, and discuss the market conditions and strategies that significantly affected each Portfolio's performance.



                       Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about each Portfolio and the risks of investing in each Portfolio, and is considered to be a part of this Prospectus.

There Are Three Ways To Get A Copy Of These Documents

1.    Call or write for one, and a copy will be sent without charge.

      New Century Portfolios
      20 William Street, Suite 330
      Wellesley, MA  02481-4102
      (888) 639-0102

      www.newcenturyportfolios.com

2. Write or submit an E-mail request to the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below.

      Public Reference Section of the SEC Washington, D.C. 20549-0102
      (202) 942-8090

      E-mail address:  publicinfo@sec.gov

3. Go to the SEC's Website (www.sec.gov) and download a free text-only version from the EDGAR Database on the Website.


SEC file number 811-5646.

                             NEW CENTURY PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 28, 2002

--------------------------------------------------------------------------------

        20 William Street, Suite 330, Wellesley, Massachusetts 02481-4102

               The Distributor may be telephoned at (888) 639-0102

--------------------------------------------------------------------------------


New Century Portfolios (the "Trust") is an open-end management investment company currently offering four series of shares (each a "Portfolio," and collectively, the "Portfolios"). The shares of each Portfolio may be purchased or redeemed at any time. Purchases and redemptions will be effected at net asset value next computed after the receipt of the investor's request in proper form.

The investment objective of each Portfolio is as follows:

New Century Capital Portfolio          Provide capital growth, with a secondary
                                       objective to provide income, while
                                       managing risk.

New  Century  Balanced  Portfolio      Provide  income,  with a  secondary
                                       objective to provide capital growth,
                                       while managing risk.

New Century  Aggressive  Portfolio     Provide  capital  growth,  without
                                       regard to current income, while
                                       managing risk.

New Century  International  Portfolio  Provide capital growth,  with a secondary objective to provide income,
                                       while managing risk.


The Portfolios seek to achieve their objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign) and, for New Century Balanced Portfolio, fixed income securities (domestic and foreign). There can be no assurance that the objectives of the Portfolios will be achieved.

Free copies of the prospectus and most recent Annual Report of the Trust are available by calling the above number collect or by writing to the above address.

------------------------------------------------------------------------------

This statement of additional information is not a prospectus and should be read in connection with the Trust's prospectus dated February 28, 2002. Retain this statement of additional information for future reference. Certain information from the Trust's Annual Report to Shareholders for the year ended October 31, 2001 is incorporated by reference into this statement of additional information.

                             NEW CENTURY PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION
                                February 28, 2002

                                TABLE OF CONTENTS

Investments by the Portfolios............................................... 4

   Rising Trend Strategy.................................................... 4
   Declining Trend Strategy................................................. 4
   Other Factors............................................................ 4
   Investment Company Securities............................................ 5
   Money Market Securities.................................................. 6
   Individual Securities.................................................... 7
   Portfolio Turnover....................................................... 8

Investment Restrictions..................................................... 8

Underlying Funds............................................................ 9
   Illiquid and Restricted Securities....................................... 9
   Foreign Securities....................................................... 10
   Foreign Currency Transactions............................................ 10
   Industry Concentration................................................... 10
   Master Demand Notes...................................................... 10
   Repurchase Agreements.................................................... 11
   Loans of Portfolio Securities............................................ 11
   Short Sales.............................................................. 11
   Options Activities....................................................... 12
   Futures Contracts........................................................ 12
   Options on Futures Contracts............................................. 14
   Risk Factors Regarding Options, Futures and Options on Futures........... 14
   Leverage through Borrowing............................................... 15
   Warrants................................................................. 15
   Description of Bond Ratings.............................................. 15

Investment Advisor.......................................................... 16

Distributor and Distribution Plan........................................... 18

Allocation of Portfolio Brokerage........................................... 20

Transfer Agent and Fund Accounting Agent.................................... 21

Purchase of Shares.......................................................... 22

   Tax-Sheltered Retirement Plans........................................... 22

   Individual Retirement Accounts (IRA)..................................... 22

   Tax-Sheltered Custodial Accounts......................................... 23

   How to Establish Retirement Accounts..................................... 23

   Systematic Withdrawal Program............................................ 23

   Officers and Trustees of New Century Portfolios.......................... 23

   Approval of the Investment Advisory Agreements........................... 26

   Code of Ethics........................................................... 28

Ownership of the Portfolios................................................. 28

General Information......................................................... 29

   Beneficial Shares........................................................ 29

   Audits and Reports....................................................... 30

   Taxes.................................................................... 30

   Expenses................................................................. 31

   Custodian................................................................ 31

Performance................................................................. 31

   Average Annual Returns................................................... 32

   Comparisons and Advertisements........................................... 33

Financial Statements........................................................ 34

Investments by the Portfolios

Each Portfolio seeks to achieve its objective by concentrating in shares of investment companies and by making other investments selected in accordance with the Portfolio's investment restrictions and policies. Each Portfolio will vary its investment strategy as described in the Portfolios' prospectus to seek to achieve its objective. This Statement of Additional Information (the "SAI") contains further information concerning the techniques and operations of each Portfolio, the securities in which it will invest, and the policies it will follow.

Rising Trend Strategy. During periods when the Portfolios' investment advisor, Weston Financial Group, Inc. (the "Advisor"), determines that there is a rising trend in the securities markets, it will seek to achieve each Portfolio's investment objective by concentrating in a portfolio of shares of investment companies which the Advisor believes will benefit from such a trend. The Advisor will use a risk adjusted analysis (which considers the relative volatility of its various investments) to evaluate the investment companies' performance under various market conditions and to consider the potential reward and potential risk. The Advisor will not select such investment companies based solely upon their previous performance. (See "Investments in Investment Companies and the Investment Company Industry" in the prospectus.) In order to make allowance for cash flow needs of each Portfolio or when a Portfolio is otherwise pursuing appreciation, a Portfolio may also invest up to 75% of its asset value in other investment vehicles such as common or preferred stocks of companies which are not investment companies, investment companies which are money market funds, cash equivalents, or may hold its assets as cash. Though not required by its policies to do so, the Portfolios may make such investments, if necessary, to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). (See "General Information - Taxes" in this SAI for a discussion of qualification under sub-chapter M of the Code.)

Declining Trend Strategy.

The primary emphasis of the New Century Capital Portfolio is on capital growth over income and for the New Century Balanced Portfolio is on income over growth. The primary emphasis of the New Century Aggressive Portfolio is on capital growth and for the New Century International Portfolio is on capital growth over income. Nevertheless, when the Advisor determines that there is a generally declining trend in the securities markets, it may seek to reduce risk by investing some or all of a Portfolio in investments, including investment company securities, which are believed by the Advisor to present a lower degree of risk. During such periods, each Portfolio may recognize a more conservative strategy to achieve its objective. The primary objective of the New Century Capital Portfolio will remain that of capital growth over income; of the New Century Balanced Portfolio, income over growth; of the New Century Aggressive
Portfolio, capital growth; and of the New Century International Portfolio, capital growth over income. The extent of the restructuring of a Portfolio during these periods will depend upon the Advisor's opinion as to the extent of the market decline and relative risk of these investments.

Other Factors. Each Portfolio also seeks to protect the value of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the series, and similar techniques such as holding cash.

Investment Company Securities. The other investment companies in which each Portfolio invests will be diversified investment companies managed by a number of investment advisors and portfolio managers. This will offer each Portfolio an opportunity to benefit from a variety of diversified portfolios.

Each such company will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies, each Portfolio hopes to benefit from the collective research and analysis of many experienced investment personnel.

There are many types of investment companies. All maintain portfolios which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long-term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue-chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund" will be treated as a money market fund by the Portfolios.

The Portfolios must also structure their investments in other investment company shares to comply with certain provisions of federal securities laws. Currently, the law limits the amount of the investment of New Century Portfolios' assets in any investment company to 3% of total asset value of any such company. These laws and regulations also may adversely affect the operations of each Portfolio with respect to purchases or redemption of shares issued by an investment company. As a result of this restriction, a Portfolio would have to select alternative investments, which may be less desirable than the previously acquired investment company securities. Shares held by New Century Portfolios in excess of 1% of an issuer's outstanding securities will be considered illiquid and, together with other illiquid securities, may not exceed 10% of each Portfolio's assets. (The underlying investment company may be allowed to delay redemption of its shares held by an investment company, such as New Century Portfolios, in excess of 1% of its total assets for 30 days.)

Consequently, if a Portfolio were more heavily concentrated in a small investment company, it might not be able to readily dispose of such investment company shares and might be forced to redeem Portfolio shares in-kind to redeeming shareholders by delivering shares of investment companies that are held by the Portfolio. Each Portfolio will generally limit the portion of its assets which will be invested in any underlying fund so as to minimize or eliminate the effects of this restriction. Although a Portfolio may be restricted in its ability to redeem, Portfolio shareholders who receive shares upon redemption are not so restricted. If shares are redeemed in-kind, the redeeming shareholder may incur redemption fees or brokerage costs in converting the assets into cash. Applicable fundamental policies are reflected in the Portfolios' investment restrictions. Holdings of affiliated persons are included in the 3% limitation on investment in any other investment company and in the computation of the 1% of an underlying issuer's securities for purposes of the illiquidity restriction, and possible delay in redemption of underlying investment company securities, described above. When affiliated persons hold shares of any of the underlying funds, New Century Portfolios' ability to invest is restricted. In that case, the Portfolios could be forced to select alternative, and perhaps less preferable, investments. This restriction applies to New Century Portfolios as a whole, not each Portfolio separately.

The Advisor will be responsible for monitoring and evaluating these kinds of factors to select investment company fund securities for each of the Portfolios in accordance with the policies and techniques described in the prospectus.

Money Market Securities. Although each Portfolio intends to concentrate its investments in registered investment company securities, each Portfolio may also invest its assets directly in money market securities whenever deemed appropriate by the Advisor to achieve the Portfolio's investment objective. In addition, it may invest without limitation in such securities on a temporary basis for defensive purposes. Money market securities include marketable securities issued or guaranteed as to principal and interest by the United States government or by its agencies or instrumentalities ("U.S. Government securities"), and repurchase agreements (secured by United States Treasury or agency obligations).

U.S. Government securities include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Portfolios will only acquire U.S. Government securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Portfolios' direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than those with longer maturities.

Under a repurchase agreement, a Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such debt instrument at a fixed price. The Portfolios will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed as the loan of money by the Portfolio to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will the Portfolio invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. A Portfolio will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount to be paid to the Portfolio under each agreement at its maturity, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by a Portfolio may be delayed or limited. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's net assets would be invested in such repurchase agreements together with any other illiquid assets.

Individual  Securities.   While  it  is  not  currently  the  intention  of  the
Portfolios, each Portfolio retains the right, when the Advisor deems appropriate, to invest in individual securities. The Advisor will not invest in individual securities without prior approval by the Board of Trustees. The Portfolios will invest in common stocks or bonds when the Advisor believes from its analysis of economic and market trends that the investment environment favors investing in those securities. Securities are selected from particular industry groups and particular companies which may be experiencing favorable demand. The Portfolios have not set limits on asset size for the issuers of such securities.

While it is not currently the intent of the Portfolios, each Portfolio also retains the right, when the Advisor deems appropriate, to invest in investment grade fixed income securities. The Portfolios may invest only in investment grade fixed income securities. There are four categories which are referred to as investment grade. These are the four highest ratings or categories as defined by Moody's Investors Service, Inc. ("Moody's) and Standard and Poor's Ratings Group ("S&P"). Categories below this have lower ratings and are considered more speculative in nature. The following are bond ratings classified as investment grade by Moody's and S&P. Baa and BBB rated securities are considered to have speculative characteristics.

                                                     Moody's              S&P
                                                     -------              ----

               High-Grade                            Aaa                  AAA
               High Quality                          Aa                   AA
               Upper Medium-Grade                    AA                   A
               Medium-Grade                          Baa                  BBB

Ratings from "AA" to "B" may be modified by a plus or minus sign to show relative standings within the categories.

Portfolio Turnover. It is not the policy of the Portfolios to purchase or sell securities for short-term trading purposes, but each Portfolio may sell securities to recognize gains or avoid potential for loss. A Portfolio of the Trust will, however, sell any portfolio security (without regard to the time it has been held) when the Advisor believes that market conditions, credit worthiness factors or general economic conditions warrant such a step. Each Portfolio of the Trust presently estimates that its annualized portfolio turnover rate generally will not exceed 200%. High portfolio turnover might involve additional transaction costs (such as brokerage commissions or sales charges) which are borne by the Portfolio, or adverse tax effects. (See "Dividends and Distributions" in the prospectus.)

Investment Restrictions

The investment restrictions set forth below have been adopted for each Portfolio to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the Investment Company Act of 1940 (the "1940 Act") a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or
(ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that the Portfolios will not:

(a) as to 75% of the Portfolio's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or securities of other investment companies.)

(b) invest in any investment company if a purchase of its shares would result in New Century Portfolios and its affiliates owning more than 3% of the total outstanding voting stock of such investment company.

(c) purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

(d)  purchase or sell commodities or commodity futures contracts.

(e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Portfolio may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

(f) borrow money, except the Portfolio may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make additional investments. Interest paid on borrowings will reduce net income.

(g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

(h) purchase the securities of any issuer, if, as a result, more than 10% of the value of New Century Portfolios' net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, in repurchase agreements maturing in more than seven days, or in shares in excess of 1% of an underlying fund's outstanding securities, if all such securities would constitute more than 10% of the Portfolio's net assets.

(i)  issue senior securities.

(j) engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(k) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

(l) invest for the purpose of exercising control or management of another company.

(m)  concentrate   its   investments  in  any  industry  other  than  registered
     investment companies.

(n)  make purchases of securities on "margin."

With respect to investment restriction (m) above, although New Century Portfolios may not concentrate in a particular industry other than registered investment companies, it may concentrate in investment companies which concentrate in a particular industry. As a result, New Century Portfolios may concentrate in an industry indirectly by virtue of its investments. So long as percentage restrictions are observed by each Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

Underlying Funds

The underlying funds in which each Portfolio invests may invest in various obligations and employ various investment techniques. Some of these securities and techniques are described below.

Illiquid and Restricted Securities. An underlying fund may invest up to 15% of its net assets in illiquid securities. Illiquid Securities are securities that can not be disposed of within seven days and in the ordinary course of business at approximately the amount at which the fund has valued it. Illiquid Securities may include securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them. During such time the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline.

Foreign Securities. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. An underlying fund may maintain its foreign securities in custody of non U.S. banks and securities depositories. All of these risks are heightened for investments in emerging markets.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an agreement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency increase during the contract period.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because investments within a single industry would all be affected by developments within that industry, a fund which concentrates in an industry is subject to greater risk than a fund which invests in a broader range of securities. Also, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Master Demand Notes. Although the Portfolios themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Repurchase Agreements. Underlying funds, particularly money market mutual funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement that the seller will repurchase the securities at an agreed upon time and price. The Portfolios may also enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the fund. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delays or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Loans of Portfolio Securities. An underlying fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the costs of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividend or interest the fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Options Activities. An underlying fund may write (i.e., sell) call options ("calls") and put options ("puts") only if the positions are "covered" throughout the life of the option. Generally, a position is "covered" if the fund establishes a segregated account containing the cash or securities necessary to cover the option when exercised or if the fund owns an offsetting position.

When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period.

An underlying fund also may purchase puts and calls. When a fund purchases an option, it pays a premium in return for the right to sell (put) or buy (call) the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index options which differ from options on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date. A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they can not be sold by the fund.

Futures Contracts. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indices. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. If a fund enters into a futures contract or an option on a futures contract (see below) for other than bona fide hedging purposes, only up to 5% of its net assets may then consist of initial margin deposits and premiums required to establish such positions.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize. A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into any futures on debt securities or stock index.

In addition, the market prices of futures contracts may be effected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Options on Futures Contracts. An underlying fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Risk Factors Regarding Options, Futures and Options on Futures. Perfect correlation between an underlying fund's derivative positions and portfolio positions will be impossible to achieve. Accordingly, successful use by a fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If a fund's investment manager is not successful in employing such instruments in managing a fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce the return. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received.

Positions in stock index options, stock and bond index futures contracts, financial futures contracts, foreign currency futures contracts, related options on futures and options on currencies may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such an option or futures position. This is particularly true when trading options on foreign exchanges or the OTC market. The inability to close options or futures positions could have an adverse impact on a fund.

When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.

Leverage through Borrowing. An underlying fund may borrow to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Warrants. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities.

Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

Description of Bond Ratings.

The following summarizes Moody's description of its four highest bond ratings:

          Aaa--Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged"; Aa--Bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds; A--Bonds possess many favorable investment attributes and are to be considered as "upper medium-grade obligations"; Baa--considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

The following summarizes S&P's description of its four highest bond ratings:

          AAA--highest grade obligations. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA--also qualify as high-grade obligations. A very strong capacity to meet its financial commitment on the obligation and differs from AAA issues only in a small degree; A--regarded as upper medium grade, although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. It has a strong capacity to meet its financial commitment on the obligation although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories; BBB--regarded as having an adequate protection parameters.
     However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Investment Advisor

A separate Advisory Agreement between the Advisor and New Century Portfolios, on behalf of the Capital and the Balanced Portfolios, was most recently approved by the shareholders of each such Portfolio on October 16, 1998. On June 22, 2000, the initial shareholder of each of the Aggressive and International Portfolios approved comparable Advisory Agreements with the Advisor for those two Portfolios.

All of the Advisory Agreements continue in effect from year to year after an initial term of two years only if such continuance is approved annually by either the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Trust and in either case by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the 1940
Act) of any party to the Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time without penalty by the Trust's Board of Trustees or by a majority vote of the outstanding shares of the Trust, or by the Advisor, in each instance on not less than 60 days written notice and shall automatically terminate in the event of its assignment.

For its services as investment advisor, the Advisor receives a monthly fee from each Portfolio, at the annualized rate of 1.00% of each Portfolio's average daily net assets for the first $100 million in assets and 0.75% of the assets exceeding that amount. The Advisor also receives fees from each Portfolio for providing certain administrative services to the Portfolios, as described in the prospectus. For the fiscal years ended October 31, 2001, 2000 and 1999, the Advisor was entitled to receive fees related to its management of the Portfolios as follows:

                            2001            2000             1999

New Century Capital         $1,228,438      $1,398,874       $1,069,099
New Century Balanced        $736,611        $767,040         $624,526
New Century Aggressive      $13,999         *                *
New Century International   $6,703          *                *


For the fiscal years ended October 31, 2001, 2000 and 1999 the Advisor received fees related to the administrative services provided to the Portfolios as follows:


                            2001            2000             1999

New Century Capital         $70,288         $71,976          $71,863
New Century Balanced        $41,510         $36,078          $39,254
New Century Aggressive      $4,932          *                *
New Century International   $4,553          *                *

* The New Century Aggressive and New Century International Portfolios commenced investment operations on November 1, 2000. Accordingly, no fees were paid for the fiscal years ended October 31, 2000 and 1999.

In the interest of limiting the expenses of the New Century Aggressive and New Century International Portfolios, the Advisor has entered into a contractual expense limitation agreement with the Trust. Pursuant to this expense limitation agreement, the Advisor has agreed to waive fees and/or reimburse certain other expenses so that the ratio of total operating expenses of each of the New Century Aggressive and New Century International Portfolios is limited to 1.50% of such Portfolios average net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business. This expense limitation agreement will continue in effect until October 31, 2002.

For the fiscal year ended October 31, 2001, the Advisor waived fees and reimbursed expenses of $62,008 and $62,619 from the New Century Aggressive and New Century International Portfolios, respectively.

The Advisor is entitled to reimbursement from a Portfolio of any fees waived or expenses reimbursed if such reimbursement does not cause such Portfolio to exceed any existing applicable expense limitations and the reimbursement is made within three years after the year in which the Advisor incurred the expense.

The officers and trustees of the Advisor (and their positions held with the Trust) are as follows: I. Richard Horowitz, President; Douglas A. Biggar, Vice President and Clerk (Chairman and a Trustee of the Trust); Joseph Robbat, Jr., Chief Executive Officer and Treasurer (a Trustee of the Trust); Wayne M. Grzecki (President of the Trust); Ronald A. Sugameli (Vice President of the Trust); and Robert I. Stock. Together, these individuals may be deemed to control the Advisor.

Distributor and Distribution Plan

Pursuant to separate Distribution Agreements between the Trust and Weston Securities Corp. (the "Distributor") on behalf of each Portfolio, the Distributor is the exclusive agent for each Portfolios' shares, and has the right to select selling dealers to offer the shares to investors. The principal business address of the Distributor is 20 William Street, Suite 330, Wellesley, Massachusetts 02481-4102. The Portfolios each have a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, which allows each Portfolio to pay up to 0.25% of its average daily net assets to the Distributor for activities primarily intended to sell shares of the Portfolio. In addition, the Distributor receives sales commissions and other compensation in connection with the purchase of investment company shares by each Portfolio. The Distributor is obligated to waive payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation that it receives in connection with the purchase of investment company shares by each Portfolio. The following table sets forth the corresponding dollar amounts for the Portfolios for the last three fiscal years.


                                                     Fiscal Year Ended      Fiscal Year Ended     Fiscal Year Ended
                                                     October 31, 1999       October 31, 2000      October 31, 2001
                                                     --------------------- ---------------------- ---------------------

New Century Capital
Gross amount payable by Portfolio under Plan         $273,707               $382,819              $325,618
Amount waived by Distributor (equals sales
commissions and compensation it received in
connection with the transactions by the Portfolios)  $(83,399)              $(134,898)            $(95,605)
                                                     ---------              ----------             ---------
Net amount paid by Portfolio to Distributor under
Plan                                                 $190,308               $247,921              $230,313
                                                     ========               ========              ========

New Century Balanced
Gross amount payable by Portfolio under Plan         $156,161               $171,578              $184,002
Amount waived by Distributor (equals sales
commissions and compensation it received in
connection with the transactions by the Portfolios)  $(38,176)              $(43,542)             $(32,935)
                                                     ---------              ---------             ---------
Net amount paid by Portfolio to Distributor under
Plan                                                 $117,985               $128,036              $151,067
                                                     ========               ========              ========

New Century Aggressive
Gross amount payable by Portfolio under Plan         *                      *                     $3,312
Amount waived by Distributor (equals sales
commissions and compensation it received in
connection with the transactions by the Portfolios)  *                      *                     $(139)
                                                                                                  ---------

Net amount paid by Portfolio to Distributor under
Plan                                                 *                      *                     $3,173
                                                                                                  ========

New Century International
Gross amount payable by Portfolio under Plan         *                      *                     $1,679
Amount waived by Distributor (equals sales
commissions and compensation it received in
connection with the transactions by the Portfolios)  *                      *                     $(0)
                                                                                                  --------
Net amount paid by Portfolio to Distributor under
Plan                                                 *                      *                     $1,679
                                                                                                  ========

-----------------------

* The New Century Aggressive and New Century International Portfolios commenced investment operations on November 1, 2000. Accordingly, no fees were waived for the fiscal years ended October 31, 2000 and 1999.


The principal expenses incurred during the stated period were for administration staff and advertising. Under the Distribution Agreements, the expenses of printing all sales literature, including prospectuses, are to be borne by the Distributor. Douglas A. Biggar, Wayne M. Grzecki, I. Richard Horowitz, Joseph Robbat, Jr., Ronald A. Sugameli and Robert I. Stock, officers of the Advisor, are also registered representatives of the Distributor. Therefore, the Distributor is an affiliated person of the Trust.

On February 28, 1990, the Distribution Agreement and the Distribution (12b-1) Plan for the Capital and the Balanced Portfolios were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the "12b-1 Trustees"). The comparable Distribution Agreements and 12b-1 Plans for the Aggressive and the International Portfolios were approved by the Board of Trustees on June 22, 2000. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding voting securities of the Portfolio. While each Plan continues in effect, the selection of the 12b-1 Trustees is committed to the discretion of such persons then in office.

Although the Plans may be amended by the Board of Trustees, any change in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders. The total amounts paid by the Portfolios under the foregoing arrangements may not exceed the maximum limit specified in the Plan, and the amounts and purposes of expenditures under the Plans must be reported to the 12b-1 Trustees quarterly.

The Distribution Agreement for each Portfolio provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Trust and in either case by the vote of a majority of the trustees who are 12b-1 Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment.

Allocation of Portfolio Brokerage

The Advisor, in effecting the purchases and sales of portfolio securities for the account of the Trust, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Trust or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments. The Advisor may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Advisor in connection with the Portfolios. Fund orders may be placed with an affiliated broker-dealer, and in such case, the Distributor will receive brokerage commissions. However, portfolio orders will be placed with the Distributor only where the price being charged and the services being provided compare favorably with those which would be charged to the Trust by non-affiliated broker-dealers, and with those charged by the Distributor to other unaffiliated customers, on transactions of a like size and nature. Brokerage may also be allocated to dealers in consideration of sales of Portfolio shares but only when execution and price are comparable to that offered by other brokers. For the two fiscal years ending on October 31, 2000 and 1999, the Portfolios did not pay any brokerage commissions (including markups on principal transactions). For the fiscal year ended October 31, 2001, the Portfolios paid brokerage commissions as shown is the table below:

  ------------------------------------------- -------------------------
                                                      2001
  ------------------------------------------- -------------------------
  ------------------------------------------- -------------------------
  New Century Capital                                 $89,064
  ------------------------------------------- -------------------------
  ------------------------------------------- -------------------------
  New Century Balanced                                $38,619
  ------------------------------------------- -------------------------
  ------------------------------------------- -------------------------
  New Century Aggressive                              $10,791
  ------------------------------------------- -------------------------
  ------------------------------------------- -------------------------
  New Century International                           $13,158
  ------------------------------------------- -------------------------


The Advisor is responsible for making each Portfolio's investment decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

The Portfolios expect that most purchases and sales of portfolio securities, including money market securities, will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commissions paid by the Portfolios for such purchases. Purchases from the underwriters will include the underwriter commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked price.

Transfer Agent and Fund Accounting Agent

Ultimus Fund Solutions, LLC, ("Ultimus," or the "Transfer Agent"), serves as the transfer agent, dividend disbursing agent and redemption agent for redemptions pursuant to a Transfer and Dividend Disbursing Agency Agreement. Ultimus also serves as the fund accounting services agent for each of the Portfolios pursuant to a Fund Accounting Agreement. The principal business address of Ultimus is 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.

Ultimus provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of transfer and dividend paying agent, including: receiving and processing orders and payments for purchases of shares, opening shareholder accounts, preparing annual shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purposes and redemption of the Portfolios' shares and all other confirmable transactions in shareholders' accounts, recording reinvestment of dividends and distributions of the Portfolios' shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan shareholders.

Ultimus also provides all necessary facilities, equipment and personnel to perform the usual or ordinary services as fund accounting agent, such as keeping current the books, accounts, records and journals of each Portfolio and calculating the daily NAV per share of each Portfolio. Ultimus also assists, as necessary, in providing information necessary for calculating distributions, tax reporting, preparing the semi-annual and annual reports; updating the prospectus and SA1, and monitoring each Portfolio's compliance with the Code.

Purchase of Shares

The shares of each Portfolio of the Trust are continuously offered by the Distributor. Orders for the purchase of shares of a Portfolio of the Trust received by the Transfer Agent prior to 4:00 p.m. (Eastern time) on any day the New York Stock Exchange is open for trading will be confirmed at the net asset value next determined (based upon valuation procedures described in the prospectus) as of the close of the Transfer Agent's business day, normally 4:00 p.m. (Eastern time). Orders received by the Transfer Agent after 4:00 p.m. will be confirmed at the next day's price.

Tax-Sheltered Retirement Plans. Shares of each Portfolio of the Trust are available to all types of tax-deferred retirement plans including custodial accounts described in Sections 401(k) and 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. You can transfer an existing plan into a Portfolio or set up a new plan in the manner described below.

Individual Retirement Accounts (IRA). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals may make non-deductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the record keeping requirements of establishing and maintaining a corporate retirement plan trust.

If you have received a lump sum distribution from another qualified retirement plan, you may roll over all or part of that distribution into a New Century Portfolios IRA. Your roll-over contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the lump sum distribution you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

Tax-Sheltered Custodial Accounts. If you are an employee of a public school, state college or university, or an employee of a non-profit organization exempt from tax under Section 501(c)(3) of the Internal Revenue Code, you may be eligible to make contributions into a custodial account (pursuant to section 493(b)(7) of the Code) which invests in shares of the Portfolios. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

How to Establish Retirement Accounts. All the foregoing retirement plan options require special applications or plan documents. Please call us to obtain information regarding the establishing of retirement plan accounts. In the case of IRA and KEOGH Plans, U.S. Bank, N.A. acts as the plan custodian and charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

Systematic Withdrawal Program. You can arrange to make systematic cash withdrawals from your account monthly, quarterly or annually. If the periodic amount you elect to withdraw is more than the increase of any income or gains in your account, the withdrawals can deplete the value of your account. If the withdrawals are to be sent to someone who is not a registered owner of the shares, a signature guarantee is required on your application for this service. New Century Portfolios bears the cost of providing this plan at the present time. Please contact the Distributor to obtain information or an application. We may refuse to establish a systematic withdrawal program for an account under $10,000 or a withdrawal payment under $50.


Officers and Trustees of New Century Portfolios

The members of the Board of Trustees of the Trust are fiduciaries for the Portfolios' shareholders and are governed by the law of the Commonwealth of Massachusetts in this regard. They establish policy for the operation of the Portfolios, and appoint the Officers who conduct the daily business of the Portfolios. The trustees serve as trustee to each of the four investment portfolios offered by the Trust.

                                            Position held
                                            with the Trust             Principal Occupation
Name and Address               Age          and Tenure                 During the past Five Years
----------------               ---          --------------             --------------------------

Interested Trustees

*Douglas A. Biggar             54           Chairman and               Vice President and Clerk,
 20 William Street                          Trustee since              Weston Financial Group, Inc.;
 Suite 330                                  July 28, 1988.             Clerk and Treasurer of Weston
 Wellesley, MA 02481                                                   Securities Corporation.

*Joseph Robbat, Jr.            50           Trustee since              Chief Executive Officer and
 20 William Street                          July 28, 1988.             Treasurer, Weston Financial
 Suite 330                                                             Group, Inc.
 Wellesley, MA 02481

Non-Interested Trustees

Stanley H. Cooper, Esq.        53           Trustee since              Attorney in private practice.
One Ashford Lane                            July 28, 1988.
Andover, MA 01810

Roger Eastman, CPA             70           Trustee since              Executive Vice President and Chief
32 Meetinghouse Square                      August 1, 1989.            Operating Officer, Danvers Savings
Middleton, MA 01949                                                    Bank; Formerly Partner, Arthur
                                                                       Andersen & Co.

Michael A. Diorio, CPA         55           Trustee since              Consultant in private practice,
11 Calvin Drive                             July 28, 1988.             Formerly Partner, Diorio, Hudson &
Milford, MA 01757                                                      Pavento, P.C.

Officers

Wayne M. Grzecki               51           President                  Vice President and Senior
20 William Street                                                      Counselor, Weston Financial
Suite 330                                                              Group, Inc.
Wellesley, MA 02481

Ronald A. Sugameli             51           Vice President             Vice President and Senior
20 William Street                                                      Counselor, Weston Financial
Suite 330                                                              Group, Inc.
Wellesley, MA 02481


Ellen M. Bruno                 36           Treasurer and              Vice President, Weston Financial
20 William Street                           Secretary                  Group, Inc.; Consultant,
Suite 330                                            .                 United Asset Management
Wellesley, MA 02481                                                    Corporation.

Susan K. Arnold                43           Assistant Treasurer        Senior Financial Counselor
20 William Street                                                      Weston Financial Group, Inc.
Suite 330
Wellesley, MA 02481

Clara Prokup                   53           Assistant Secretary        Director of Investment Operations,
20 William Street                                                      Weston Financial Group, Inc.
Suite 330                                                              since 1998; prior thereto, Controller,
Wellesley, MA 02481                                                    Weston Financial Group, Inc.


* Messrs. Biggar and Robbat, Jr. are considered to be "interested persons" of the Trust, as that term is defined in the 1940 Act. Messrs. Biggar and Robbat, Jr. are interested persons because each is an officer and control person of the Advisor and the Distributor.

Douglas A. Biggar, Chairman of the Board and a trustee of the Trust, is Vice President and Clerk of the Advisor and a registered representative of the Distributor. Joseph Robbat, Jr., a trustee of the Trust, is the Chief Executive Officer and Treasurer of the Advisor and a registered representative of the Distributor. Wayne M. Grzecki, President of the Trust, is a Vice President and Senior Counselor of the Advisor and a registered representative of the Distributor. Ronald A. Sugameli, Vice President of the Trust, is a Vice President and Senior Counselor of the Advisor and a registered representative of the Distributor. Ellen M. Bruno, Treasurer and Secretary of the Trust, is a Vice President of the Advisor. Susan K. Arnold, Assistant Treasurer of the Trust, is a Senior Financial Counselor of the Advisor and a registered representative of the Distributor. Clara Prokup, Assistant Secretary of the Trust, is the Director of Investment Operations of the Advisor and a registered representative of the Distributor.

Each trustee will hold office until the Trust's next annual meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

The Trust has a standing Audit Committee of the Board composed of Messrs. Cooper, Diorio and Eastman. The functions of the Audit Committee are to meet with the Trust's independent accountants to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent accountants with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent accountants, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended October 31, 2001, the Audit Committee met one time.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Cooper, Diorio and Eastman. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended October 31, 2001, the Nominating Committee did not meet.

As of December 31, 2001, the trustees beneficially owned the following dollar range of equity securities in the Portfolio and the Trust:

                                                                     Aggregate Dollar
                                                                     Range of Equity
                     Dollar Range of Equity                          Securities in all
Name of Trustee      Securities in the Portfolio                     Portfolios of the Trust
---------------      ---------------------------                     -----------------------

Douglas A. Biggar    Over $100,000 in the Capital Portfolio          Over $100,000
                     Over $100,000 in the Balanced Portfolio
                     $1 to $10,000 in the Aggressive Portfolio
                     $0 in the International Portfolio

Joseph Robbat, Jr.   Over $100,000 in the Capital Portfolio          Over $100,000
                     Over $100,000 in the Balanced Portfolio
                     $10,001 - $50,000 in the Aggressive Portfolio
                     $10,001 - $50,000 in the International
                                    Portfolio

Stanley H.
Cooper, Esq.         Over $100,000 in the Capital Portfolio          Over $100,000
                     $1 - $10,000 in the Balanced Portfolio
                     $0 in the Aggressive Portfolio
                     $0 in the International Portfolio

Roger Eastman, CPA   None                                            None

Michael A.
Diorio, CPA          None                                            None


Approval of the Investment Advisory Agreements. The Board of Trustees most recently approved the terms and conditions of the Investment Advisory Agreements between the Advisor and the Trust, on behalf of the Capital and Balanced Portfolios, at a meeting on September 25, 2001. At the meeting, the trustees considered, amongst other things, a discussion of the terms and conditions of each agreement, the quality and scope of the investment advisory services received from the Advisor in the past and which were expected of to continue in the future, the Advisor's personnel assigned to service the two Portfolios, the unique aspects of the Advisor's operations, the fees paid by each Portfolio and in relation to similar funds within the industry, and information concerning the performance of each Portfolio. The trustees also reviewed and discussed other aspects of the Advisor, such as the profitability of the investment adviser, the addition of the Aggressive and International Portfolios, the relationship between the Trust and the Advisor, including the benefits each party received from such long term relationship, and the fact that the Advisor and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (12b-1) plan. The trustees also noted that two of the trustees, Messrs. Biggar and Robbat, were affiliates of the Advisor and the Distributor and would benefit by the investment advisory, administration and distribution agreements. The Board of Trustees approved the terms and conditions of the Investment Advisory Agreements between the Advisor and the Trust, on behalf of the Aggressive and Balanced Portfolios, at a meeting on June 22, 2000. At the meeting, the trustees considered, amongst other things, a discussion of the terms and conditions of each Investment Advisory Agreement, the quality and scope of the investment advisory services to be received from the Advisor, the Advisor's personnel assigned to service the Portfolios, the unique aspects of the Advisor's operations and the fees to be paid by each Portfolio in comparison to similar funds within the industry. The trustees also reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the Advisor's code of ethics, the relationship between the Trust and the Advisor, including the benefits each party received from such long term relationship, and the fact that the Advisor and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (12b-1) plan. The trustees also noted that two of the trustees, Messrs. Biggar and Robbat, Jr. were affiliates of the Advisor and the Distributor and would benefit by the investment advisory, administration and distribution agreements.

The officers conduct and supervise the daily business operations of the Trust, while the trustees, in addition to functions set forth under "Advisor" and "Distributor and Distribution Plan," review such actions and decide on general policy. Compensation to officers and trustees of the Trust who are affiliated with the Advisor or the Distributor is paid by the Advisor or the Distributor, respectively, and not by the Trust. The Trust pays each trustee who is not affiliated with the Advisor or Distributor quarterly fees.

The following table shows aggregate compensation paid to each non-affiliated trustee by the Trust in the fiscal year ended October 31, 2001:


(1)                        (2)                       (3)                   (4)                   (5)
Name of Person,            Aggregate                 Pension or            Estimated Annual      Total
Position   .               Compensation              Retirement            Benefits Upon         Compensation
                           Benefits Accrued          Retirement
                           Registrant                as Part of Trust
                                                     Expenses

Stanley H. Cooper,         $8,000                    $-0-                  $-0-                  $8,000
Esquire - Trustee

Roger Eastman,             $8,000                    $-0-                  $-0-                  $8,000
CPA - Trustee

Michael A. Diorio,         $8,000                    $-0-                  $-0-                  $8,000
CPA - Trustee

Sales Loads. The Portfolios do not currently charge any front-end or contingent deferred sales charges on the sale of shares.

Code of Ethics. The Trust has adopted a Code of Ethics for certain access persons of the Trust, which includes its trustees and certain officers and employees of the Trust, the Advisor and the Distributor. The Code of Ethics is designed to ensure that insiders act in the interest of each Portfolio and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from directly or indirectly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which to his or her actual knowledge are being purchased, sold or considered for purchase or sale by a Portfolio. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in a Portfolio's investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

Ownership of the Portfolios

As of February 24, 2002, the following persons were control persons or principal holders of each Portfolio's shares. Control persons are persons deemed to control a Portfolio because they own beneficially over 25% of the outstanding shares of the Portfolio. Principal holders are persons that own beneficially 5% or more of a Portfolio's outstanding shares. As of that date, the Trust's officers and Trustees as a group owned less than 1% of the outstanding shares of ach Portfolio.

New Century Balanced Portfolio

FTC & Co.                                6.91%
Att: Datalynx 093
P.O. Box 173736
Denver, CO  80217-3736

New Century Aggressive Portfolio

Philip H. Gordon                         22.49%
Sandra P. Gordon
300 Boyleston Street
Boston, MA 02116 -3940

FTC & Co.                                16.71%
Att: Datalynx 093
P.O. Box 173736
Denver, CO  80217-3736

Vincent F. Rago, IRA                     9.53%
15 Roxbury Road
Pittsburgh, PA  15221

Weston Financial Group PSP               8.71%
20 William Street
Wellesley, MA 02481



New Century International Portfolio

FTC & Co.                                73.78%
Att: Datalynx 093
P.O. Box 173736
Denver, CO  80217-3736

John P. Ginnetti                         7.54%
Barbara M. Ginnetti
3715 SE Doubleton Drive
Stuart, FL  34997

Debra Carlucci                           6.38%
12 Hill Top Road
Norwalk, CT  06854



General Information

Beneficial   Shares.   New  Century  Portfolios  was  organized  as  a  Maryland
corporation on July 20, 1988. It was reorganized as a Massachusetts business trust on March 20, 1990. The Trust was originally named "Weston Portfolios." On November 2, 1998, the Trust changed its name to New Century Portfolios. The New Century Capital Portfolio was originally named the "Weston Growth Portfolio." On January 12, 1989, the Weston Growth Portfolio changed its name to the New Century Capital Portfolio. The New Century Balanced Portfolio was originally named the "Weston Income Portfolio." On January 12, 1989, the Weston Income Portfolio changed its name to the "New Century I Portfolio," and on November 2, 1998, the New Century I Portfolio changed its name to the New Century Balanced Portfolio.

The Trust offers an unlimited number of transferable beneficial shares all at $.01 par value. At the present time, there are four series of shares designated as the "New Century Capital Portfolio," the "New Century Balanced Portfolio," the "New Century Aggressive Portfolio" and the "New Century International Portfolio". Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or pre-emptive rights. Shares, when issued, will be fully paid and non assessable. Fractional shares have proportional voting rights. Shares of the Portfolios do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. The Portfolios' shareholders will vote together to elect Trustees and on other matters affecting the entire Trust, but will vote separately on matters affecting separate Portfolios.

Audits and Reports. The accounts of the Trust are audited each year by Briggs Bunting & Dougherty, LLP, Two Penn Center Plaza, 1500 JFK Boulevard, Suite 820, Philadelphia, PA 19102, independent certified public accountants whose selection must be approved annually by the Board of Trustees. Shareholders receive semi-annual and annual reports of the Trust including the annual audited financial statements and a list of securities owned.

Taxes. Each Portfolio intends to qualify as a regulated investment company under the Code. Such qualification removes from the Portfolios any liability for Federal income taxes upon the portion of its income distributed to shareholders in accordance with certain timing requirements and makes Federal income tax upon such distributed income generated by the Portfolios' investments the sole responsibility of the shareholders. Continued qualification requires the Portfolios, among other things, to distribute to its shareholders each year substantially all of its income and capital gains. The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to investors in each calendar year, an amount equal to the sum of (i) 98% of its calendar year ordinary income, plus (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending each October 31, plus (iii) 100% of any undistributed ordinary or capital gain net income from the prior year. Each Portfolio intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax. Each Portfolio also proposes to comply with other requirements, such as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of annual gross income from dividends, interest, gains from sales of securities, or other "qualifying income."

"The Trust" is a series trust. Each series (i.e., a Portfolio) of the Trust will be treated as a separate entity for Federal tax purposes. Any net capital gains recognized by a Portfolio will be distributed to its investors without need to offset (for Federal tax purposes) such gains against any net capital losses of another Portfolio.

As of October 31, 2001, the Portfolios had the following capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                             2009
                                                             -----------
New Century Capital                                          $6,713,738
New Century Balanced                                         $2,667,080
New Century Aggressive                                       $258,107
New Century International                                    $108,350


Expenses. Except as indicated above, each Portfolio is responsible for the payment of its expenses, including: (a) the fees payable to the Advisor and the Distributor; (b) the fees and expenses of Trustees who are not affiliated with the Advisor or the Distributor; (c) the fees and certain expenses of the Trust's custodian and Transfer Agent; (d) the charges and expenses of the Trust's legal counsel and independent accountants; (e) brokers' commissions and any issue or transfer taxes chargeable to a Portfolio in connection with its securities transactions; (f) all taxes and corporate fees payable by the Trust to governmental agencies; (g) the fees of any trade association of which the Trust is a member; (h) the cost of stock certificates, if any, representing shares of a Portfolio; (i) reimbursements of the organization expenses of a Portfolio and the fees and expenses involved in registering and maintaining registration of the Portfolios and their shares with the Securities and Exchange Commission and registering to distribute its shares in and qualifying its shares for sale under state securities laws, and the preparation and printing of the Trust's registration statements and prospectuses for such purposes; (j) allocable communications expenses with respect to investor services and all expenses of shareholder and trustee meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (l) compensation for employees of the Trust.

Custodian. The Trust has retained U.S. Bank, N.A. (formerly known as Firstar Bank, N.A.), 425 Walnut Street, 6th floor, CN-WN-06TC Cincinnati, OH 45202, to act as Custodian of the securities and cash of the Trust and its Portfolios.

Performance

From time to time a Portfolio may advertise its total return and yield. "Total return" is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of purchase price.

The "yield" of a Portfolio is computed by dividing the net investment income per share earned during the period stated in the advertisement (using the average number of shares entitled to receive dividends) by the maximum offering price per share on the last day of the period. The calculation includes among expenses of such Portfolio, for the purpose of determining net investment income, all recurring charges for the period stated. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A Portfolio may also include its distribution rate in its advertisements. The distribution rate is the amount of distributions per share made over a 12-month period divided by the current net asset value.

Total return quotations used by the Portfolios are based on standardized methods of computing performance mandated by Securities and Exchange Commission rules. The "average annual total return (before taxes)" of a Portfolio refers to the average annual compounded rates of return over 1, 5 and 10 year periods or for the life of such Portfolio (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The average annual total returns for each Portfolio for the one-year, five-years and ten-years periods ending on December 31, 2001, as applicable, are set forth in the prospectus. The following are the average annual returns for the Portfolios for the one year, five year and ten year periods, as applicable, ended October 31, 2001:


         Average Annual Returns for the Periods Ended October 31, 2001.

                                                  1 Year          5 Years         10 Years
                                                  ------          --------        --------

New Century Capital Portfolio                     -27.77%         8.02%           10.04%
New Century Balanced Portfolio                    -11.21%         7.61%           9.05%
New Century Aggressive Portfolio                  -26.30%         N/A(1)          N/A(1)
New Century International Portfolio               -25.90%         N/A(1)          N/A(1)


--------------------

(1)  The  New  Century  Aggressive  Portfolio  and  New  Century   International
     Portfolio did not commence investment operations until November 1, 2000. Accordingly, no performance information is presented for these Portfolios for the 5 and 10 year periods.


As the following formula indicates, the average annual total return (before taxes) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Securities and Exchange Commission formula:

           P(1 + T)n = ERV
          Where

          P = a  hypothetical  initial  payment  of $1,000

          T = average annual total return n = number of years

          ERV = ending  redeemable  value of  hypothetical  $1,000
                payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for each Portfolio are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

Comparisons and Advertisements. To help investors better evaluate how an investment in the Portfolios might satisfy their investment objective, advertisements regarding the Portfolios may discuss yield or total return for the Portfolios as reported by various financial publications and/or compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

                  Lehman Treasury Index;
                  Salomon Bros. Corporate Bond Index;
                  U.S. Treasury Bills;
                  Consumer Price Index;
                  S&P 500;
                  Dow Jones Industrial Average; and
                  Mutual Fund returns calculated by the CDA Technologies, Inc.


Financial Statements

The Trust's audited financial statements, related notes and the report of Briggs Bunting & Dougherty, LLP for the fiscal year ended October 31, 2001, as set forth in the Trust's Annual Report to Shareholders dated October 31, 2001, are incorporated herein by reference. The financial statements and related notes have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of the Trust's Annual Report to Shareholders is incorporated herein by reference. You may obtain a free copy of the Annual Report to Shareholders by contacting the Trust at the address or telephone number appearing on the cover of this Statement of Additional Information.



INVESTMENT ADVISOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, OH

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, Ohio

LEGAL COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

AUDITORS
Briggs Bunting & Dougherty, LLP
Philadelphia, PA

33671v7

                           PART C - OTHER INFORMATION

Item 23. Exhibits.

(a)  Declaration of Trust.

     (1) Declaration of Trust of New Century Portfolios (the "Registrant," and formerly known as Weston Portfolios) dated February 1, 1990 (the "Declaration"), as filed with the Secretary of the Commonwealth of Massachusetts on February 26, 1990, is incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Securities and Exchange Commission (the "Commission") on August 31, 2000 ("PEA No. 15").

          (a) Consent to Use of Name of Weston Portfolios dated February 22, 1990, as filed with the Secretary of the Commonwealth of Massachusetts on February 26, 1990, is incorporated herein by reference to Exhibit No. 23 (a)(1)(a) of PEA No. 15.

          (b) Amended Certificate to Declaration of Trust dated August 30, 2000, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23(a)(1)(b) of PEA No. 15.

     (2)  Amendments to the Declaration.

          (a) Amendment dated October 30, 1998 to the Declaration re: a change of name from Weston Portfolios to New Century Portfolios, as filed with the Secretary of the Commonwealth of Massachusetts on October 20, 1998, is incorporated herein by reference to Exhibit No. 23 (a)(2)(a) of PEA No. 15.

          (b) Amendment dated August 30, 2000 to the Declaration re: the re-designation of the New Century I Portfolio as the New Century Balanced Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23 (a)(2)(b) of PEA No. 15.

          (c) Amendment dated August 30, 2000 to the Declaration re: the addition of the New Century Aggressive Portfolio and the New Century International Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23 (a)(2)(c) of PEA No. 15.

(b)  By-Laws.

     The By-Laws of the Registrant are incorporated herein by reference to Exhibit No. 23 (b) of PEA No. 15.

(c)  Instruments Defining Rights of Security Holders.

     (a)  See  Articles IV, V, VI, IX and Article XII,  Section  12.3,  12.4 and
          12.5 of the Declaration, which is incorporated herein by reference to Exhibit No. 23 (a)(1) of PEA No. 15.

     (b) See Articles II, III, X and XV of the By-Laws, which are incorporated herein by reference to Exhibit No. 23 (b) of PEA No. 15.

(d)  Investment Advisory Contracts.

     (1) Investment Advisory Agreement dated November 30, 1998 between the Registrant and Weston Financial Group, Inc. (the "Advisor"), on behalf of the New Century Capitol Portfolio (formerly known as Weston Growth Portfolio), is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 15.

     (2) Investment Advisory Agreement dated November 30, 1998 between the Registrant and the Advisor, on behalf of the New Century Balanced Portfolio (formerly known as New Century I Portfolio and Weston Income Portfolio), is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 15.

     (3) Investment Advisory Agreement dated November 1, 2000 between the Registrant and the Advisor, on behalf of the New Century Aggressive Portfolio, is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 15.

     (4) Investment Advisory Agreement dated November 1, 2000 between the Registrant and the Advisor, on behalf of the New Century International Portfolio, is incorporated herein by reference to Exhibit No. 23(d)(4) of PEA No. 15.

     (5) FORM OF Investment Advisory Agreement dated ______, 2002 between the Registrant and the Advisor, on behalf of the New Century Alternative Investment Portfolio, is incorporated herein by reference to Exhibit No. 23(d)(5) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Commission on February 15, 2002 ("PEA No. 17").

(e)  Underwriting Contracts.

     (1) Distribution Agreement dated February 28, 1990 between Weston Securities Corporation (the "Distributor") and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as Weston Growth Portfolio).

          (a)  Amendments to Distribution Agreement.

               (1) Amendment dated February 16, 2000 between the Distributor and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as Weston Growth Portfolio), is incorporated herein by reference to Exhibit No. 23(e)(1)(a)(1) of PEA No. 15.

     (2) Distribution Agreement dated February 28, 1990 between the Distributor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and Weston Income Portfolio).

                    (a)  Amendments to Distribution Agreement.

                    (1) Amendment dated February 16, 2000, between the Distributor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio), is incorporated herein by reference to Exhibit No. 23(e)(2)(a)(1).

     (3) Distribution Agreement dated November 1, 2000 between the Distributor and the Registrant, on behalf of the New Century Aggressive Portfolio.

     (4) Distribution Agreement dated November 1, 2000 between the Distributor and the Registrant, on behalf of the New Century International Portfolio.

     (5) FORM OF Distribution Agreement dated _____, 2002 between the Distributor and the Registrant, on behalf of the New Century Alternative Investment Portfolio, is incorporated herein by reference to Exhibit No. 23(e)(5) of PEA No. 17.

(f)  Bonus or Profit Sharing Contracts.

     Not applicable.

(g)  Custodian Agreements.

     Custody Agreement between U.S. Bank, N.A. (formerly known as Firstar Bank, N.A.) and the Registrant.


(h)  Other Material Contracts.

     (1)  Administration Agreements.

          (a) Administration Agreement dated February 28, 1990 between the Advisor and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as the Weston Growth Portfolio).

          (b) Administration Agreement dated February 28, 1990 between the Advisor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio).

          (c)  Administration  Agreement  dated  November  1, 2000  between  the
               Advisor and the Registrant, on behalf of the New Century Aggressive Portfolio.

          (d)  Administration  Agreement  dated  November  1, 2000  between  the
               Advisor and the Registrant, on behalf of the New Century International Portfolio.

          (e) FORM OF Administration Agreement dated May ____, 2002 between the Advisor and the Registrant, on behalf of the New Century Alternative Investment Portfolio, is incorporated herein by reference to Exhibit No. 23(h)(1)(e) of PEA No. 17.

     (2)  Transfer Agent.

          Transfer Agent and Shareholder Services Agreement dated November 1, 2000 between the Registrant and Ultimus Fund Solutions, LLC ("Ultimus").

     (3)  Accounting Services.

          Fund Accounting   Agreement   dated   November  1,  2000  between  the
          Registrant and Ultimus.

     (4)  Blue Sky Administration.

          Blue Sky Administration Agreement dated November 1, 2000 between the Registrant and Ultimus.

     (5)  Other.

          (a)  Operating Expenses Agreements.

               (1) Operating Expenses Agreement dated November 1, 2000 between New Century Portfolios and the Advisor, is incorporated herein by reference to Exhibit No. 23(h)(5)(a)(1) of PEA No. 17.

               (2) FORM OF Operating Expenses Agreement dated May ____, 2002 between New Century Portfolios and the Advisor, is incorporated herein by reference to Exhibit No. 23(h)(5)(a)(2) of PEA No. 17.

(i)  Legal Opinion.

     Opinion and consent of Greenberg Traurig, LLP is incorporated herein by reference to Exhibit No. 23(i) of PEA No. 15.

(j)  Other Opinions.

     (1)  Consent of Greenberg Traurig, LLP.

     (2)  Consent of Briggs Bunting & Dougherty, LLP.

(k)  Omitted Financial Statements.

     Not applicable.

(l)  Initial Capital Agreements.

     (1) Letter dated November 30, 1988 from Messrs. Douglas A. Biggar, Joseph Robbat, Jr., and I. Richard Horowitz, Trustees of The Weston Financial Group Profit Sharing Plan and Trust re: $100,000 investment in the Registrant.

     (2) Letter dated November 30, 1988 from Joseph Robbat, Jr., Chairman and CEO of Weston Financial Group, Inc. to Messrs. Douglas A. Biggar, Joseph Robbat, Jr. and I. Richard Horowitz, Trustees of The Weston Financial Group Profit Sharing Plan and Trust.

(m)  Rule 12b-1 Plans.

     (1) Distribution Plan for the New Century Capital Portfolio (formerly known as the Weston Growth Portfolio).

     (2) Distribution Plan for the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio).

     (3)  Distribution Plan for the New Century Aggressive Portfolio.

     (4)  Distribution Plan for the New Century International Portfolio.

     (5) FORM OF Distribution Plan for the New Century Alternative Investment Portfolio is incorporated herein by reference to Exhibit No. 23(m)(5) of PEA No. 17.

(n)  Rule 18f-3 Plan.

     Not applicable.

(o)  Reserved.

(p)  Codes of Ethics.

     Code of  Ethics  of  the   Registrant,   Advisor  and  the  Distributor  is
     incorporated   herein  by   reference   to   Exhibit   No.   23(p)  of
     Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Commission on February 28, 2000.


Item 24. Persons Controlled By Or Under Common Control Of The Registrant.

         None.

Item 25. Indemnification.

         The Registrant shall indemnify any person who was or is a trustee, officer or employee of the Registrant; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

          (i) by the Board of Trustees by a majority vote of a quorum which consists of the trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), nor parties to the proceedings, or,

          (ii) if the required quorum is not obtainable or if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any trustee or officer of the Registrant for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

         As permitted by Article XI, Section 11.2 (a)(v) of the Declaration, reasonable expenses incurred by a trustee who is a party to a proceeding may be paid by the Registrant in advance of the final disposition of the action, after authorization in the manner described above and upon receipt by the Registrant of a written undertaking by the trustee or officer to repay the amount if it is ultimately determined that he is not entitled to be indemnified by the Registrant.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor.

         The Advisor is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 26 of each officer, director or partner of the Advisor, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by each officer, director, employee, partner or trustee during the past two years, is incorporated herein by reference to Schedule A and D of Form ADV filed by the Advisor pursuant to the Advisers Act (SEC File No. 801-18403).

Item 27. Principal Underwriters.

         (a)   The  Distributor  is  the  only  principal   underwriter  of  the
               Registrant, and does not act as the principal underwriter, depositor or investment advisor to any other investment company.

         (b) The information required by this Item 27(b) with respect to each director, officer or partner of the Distributor is incorporated herein by reference to Schedule A of Form BD filed by the Distributor with the Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-31174).

          (c) The Distributor receives no compensation from the Registrant for the distribution of its shares other than the net payments received pursuant to the Registrant's Distribution (i.e., 12b-1) Plans, as described in the statement of additional information.


Item 28. Location of Accounts and Records.

          (a) Weston Financial Group, Inc., 20 William Street, Suite 330, Wellesley, MA 02481-4102 (records relating to its functions as investment adviser and administrator to the Portfolios).

          (b) Weston Securities Corporation, 20 William Street, Suite 330, Wellesley, MA 02481-4102 (records relating to its function as distributor).

          (c) U.S. Bank, N.A. (formerly known as Firstar Bank, N.A.), 425 Walnut Street, 6th Floor, CN-WN-06TC, Cincinnati, OH 45202-3900 (records relating to its function as custodian).

          (d) Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, OH 45246-3734 (records relating to its function as transfer agent, fund accounting agent and blue sky administrator).


Item 29. Management Services.

         None.


Item 30. Undertakings.

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wellesley, and Commonwealth of Massachusetts on the 28th day of February, 2002.

                                    NEW CENTURY PORTFOLIOS

                                    /S/ WAYNE M. GRZECKI
                                    --------------------------
                                    (Signature and Title)
                                    Wayne M. Grzecki, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                                   TITLE             DATE

/S/ DOUGLAS A. BIGGAR               Trustee                   February 28, 2002
---------------------
Douglas A. Biggar

/S/ JOSEPH ROBBAT, JR.              Trustee                   February 28, 2002
---------------------
Joseph Robbat, Jr.

*/S/ STANLEY H. COOPER              Trustee                   February 28, 2002
----------------------
Stanley H. Cooper

/S/ WAYNE M. GRZECKI                President                 February 28, 2002
--------------------
Wayne M. Grzecki

*/S/ MICHAEL A. DIORIO              Trustee                   February 28, 2002
----------------------
Michael A. Diorio

*/S/ ROGER EASTMAN                  Trustee                   February 28, 2002
------------------
Roger Eastman

/S/ ELLEN M. BRUNO                  Secretary                 February 28, 2002
------------------
Ellen M. Bruno                      and Treasurer

*/S/ ELLEN M. BRUNO
Ellen M. Bruno
Attorney-in-fact pursuant
to Powers of Attorney

                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


         I hereby appoint Wayne M. Grzecki or Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on March 29, 2001.


                                    By:     /S/ STANLEY H. COOPER
                                    Name:   Stanley H. Cooper
                                    Title:  Trustee

                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


         I hereby appoint Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on March 29, 2001.


                                    By:     /S/ MICHAEL A. DIORIO
                                    Name:   Michael A. Diorio
                                    Title:  Trustee

                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


         I hereby appoint Wayne M. Grzecki or Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.


         I have signed this Power of Attorney on March 29, 2001.


                                    By:     /S/ ROGER EASTMAN
                                    Name:   Roger Eastman
                                    Title:  Trustee

                                INDEX OF EXHIBITS

                                                                    EDGAR
Exhibit No.   Exhibit                                               Exhibit

23(e)(1)      Distribution   Agreement   dated  February  28,  1990 EX-99.e.1.
              between   Weston    Securities    Corporation    (the
              "Distributor") and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as
              Weston Growth Portfolio).

23(e)(2)      Distribution Agreement dated February 28, 1990        EX-99.e.2.
              between the Distributor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and Weston Income
              Portfolio).

23(e)(3) Distribution Agreement dated November 1, 2000 between EX-99.e.3. the Distributor and the Registrant, on behalf of the New Century Aggressive Portfolio.

23(e)(4) Distribution Agreement dated November 1, 2000 between EX-99.e.4. the Distributor and the Registrant, on behalf of the New Century International Portfolio.

23(g)         Custody Agreement between U.S. Bank, N.A. (formerly   EX-99.g.
              known as Firstar Bank, N.A.) and the Registrant.

23(h)(1)(a)   Administration Agreement dated February 28, 1990      EX-99.h.1.a.
              between the Advisor and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as the Weston Growth Portfolio).

23(h)(1)(b)   Administration  Agreement  dated  February  28,  1990 EX-99.h.1.b.
              between the Advisor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income
              Portfolio).

23(h)(1)(c)   Administration   Agreement  dated  November  1,  2000 EX-99.h.1.c.
              between the Advisor and the Registrant, on behalf of the New Century Aggressive Portfolio.

23(h)(1)(d)   Administration   Agreement  dated  November  1,  2000 EX-99.h.1.d.
              between the Advisor and the Registrant, on behalf of the New Century International Portfolio.

23(h)(2)      Transfer Agent and Shareholder Services Agreement     EX-99.h.2.
              dated November 1, 2000 between the Registrant and Ultimus Fund Solutions, LLC ("Ultimus").

23(h)(3)      Fund Accounting Agreement dated November 1, 2000      EX-99.h.3.
              between the Registrant and Ultimus.

23(h)(4)      Blue Sky Administration Agreement dated November 1,   EX-99.h.4.
              2000 between the Registrant and Ultimus.

23(j)(1)      Consent of Greenberg Traurig, LLP.                    EX-99.j.1.

23(j)(2)      Consent of Briggs Bunting & Dougherty, LLP.           EX-99.j.2.

23(l)(1)      Letter dated November 30, 1988 from Messrs. Douglas   EX-99.l.1.
              A. Biggar, Joseph Robbat, Jr., and I. Richard
              Horowitz, Trustees of The Weston Financial Group
              Profit Sharing Plan and Trust re: $100,000 investment in the Registrant.

23(l)(2)      Letter dated November 30, 1988 from Joseph
              Robbat, Jr., Chairman and CEO of Weston Financial     EX-99.l.2.
              Group, Inc. to Messrs. Douglas A. Biggar,
              Joseph Robbat, Jr. and I. Richard Horowitz,
              Trustees of The Weston Financial Group Profit
              Sharing Plan and Trust.

23(m)(1)      Distribution Plan for the New Century Capital        EX-99.m.1.
              Portfolio (formerly known as Weston Growth
              Portfolio).

23(m)(2)      Distribution Plan for the New Century Balanced       EX-99.m.2.
              (formerly known as the New Century I Portfolio and Weston Income Portfolio).

23(m)(3)      Distribution Plan for the New Century Aggressive     EX-99.m.3.
              Portfolio.

23(m)(4)      Distribution Plan for the New Century International  EX-99.m.4.
              Portfolio.